Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
ASD-NPRT1-1026
1.934463.114
Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Captree Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2037 (b)(c)(d)	2,960,000	2,963,004
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (b)(c)(d)	3,300,000	3,301,238
Dryden 115 CLO Ltd Series 2026-115A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.9392% 4/18/2037 (b)(c)(d)	3,555,000	3,554,833
Fortress Credit BSL Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.4%, 5.1292% 10/18/2033 (b)(c)(d)	1,219,421	1,220,050
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (b)(c)(d)	3,250,000	3,260,019
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (b)(c)(d)	2,899,000	2,899,000
HPS Loan Management Ltd Series 2026-19A Class A1R, CME Term SOFR 3 month Index + 1.26%, 5.0129% 4/15/2037 (b)(c)(d)	570,000	570,467
Katayma CLO II Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2037 (b)(c)(d)	4,000,000	3,999,984
Neuberger Berman Loan Advisers CLO Ltd Series 2026-51A Class AR2, CME Term SOFR 3 month Index + 1%, 4.7522% 10/23/2036 (b)(c)(d)	2,025,000	2,025,826
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (b)(c)(d)	4,325,000	4,327,284
Peebles Park CLO Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.9537% 4/21/2037 (b)(c)(d)	645,000	645,539
Symphony CLO 30 Ltd Series 2026-30A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 10/20/2037 (b)(c)(d)	2,900,000	2,901,450
Symphony CLO Ltd Series 2026-37A Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 1/20/2037 (b)(c)(d)	1,815,000	1,815,045
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (b)(c)(d)	1,526,000	1,527,427
TOTAL BAILIWICK OF JERSEY		35,011,166
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	173,943	174,513
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	544,606	546,681
Securitized Term Auto Receivables Trust Series 2025-B Class B, 4.925% 12/29/2032 (d)	134,042	134,431
Securitized Term Auto Receivables Trust Series 2025-B Class C, 5.121% 12/29/2032 (d)	50,936	51,100
Securitized Term Auto Receivables Trust Series 2026-A Class B, 4.284% 3/25/2033 (d)	449,266	445,420
Securitized Term Auto Receivables Trust Series 2026-A Class C, 4.431% 3/25/2033 (d)	162,665	161,274
TOTAL CANADA		1,513,419
GRAND CAYMAN (UK OVERSEAS TER) - 2.2%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (b)(c)(d)	2,650,000	2,653,320
Alm Ltd/Ky Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 0.99%, 4.7429% 7/15/2037 (b)(c)(d)	1,000,000	1,000,573
Anthelion CLO Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.2292% 7/20/2036 (b)(c)(d)	1,140,000	1,141,237
Ares Lx Clo Ltd Series 2026-60A Class CR, CME Term SOFR 3 month Index + 1.75%, 5.4792% 7/18/2034 (b)(c)(d)	2,830,000	2,833,668
Ares Lxiv Clo Ltd Series 2026-64AR, CME Term SOFR 3 month Index + 1.2%, 4.8901% 10/22/2039 (b)(c)(d)	3,435,000	3,435,017
Ares XXXIV CLO Ltd Series 2025-2A Class X, CME Term SOFR 3 month Index + 1%, 4.7495% 7/17/2038 (b)(c)(d)	1,335,714	1,342,660
Bain Capital Credit CLO Series 2025-3A Class ARR, CME Term SOFR 3 month Index + 1.03%, 4.7637% 10/21/2034 (b)(c)(d)	1,800,000	1,801,550
Bain Capital Credit CLO Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 4/20/2034 (b)(c)(d)	1,432,028	1,432,185
Balboa Bay Loan Funding Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 4/20/2036 (b)(c)(d)	1,285,000	1,285,451
Battalion CLO X Ltd / Battalion CLO X LLC Series 2025-10A Class A2R3, CME Term SOFR 3 month Index + 1.75%, 5.5251% 1/24/2035 (b)(c)(d)	1,945,000	1,947,081
Battalion CLO XV Ltd / Battalion CLO XV LLC Series 2025-15A Class A1RR, CME Term SOFR 3 month Index + 0.98%, 4.7295% 1/17/2033 (b)(c)(d)	1,452,042	1,452,005
Battalion CLO XV Ltd / Battalion CLO XV LLC Series 2025-15A Class CR, CME Term SOFR 3 month Index + 1.9%, 5.6495% 1/17/2033 (b)(c)(d)	715,000	713,311
BETHP Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.06%, 4.8129% 10/15/2036 (b)(c)(d)	815,000	815,872
BETHP Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.2529% 10/15/2036 (b)(c)(d)	2,675,000	2,675,005
Bluemountain CLO Ltd / Bluemountain CLO LLC Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.19%, 5.0002% 10/25/2030 (b)(c)(d)	20,721	20,741
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (b)(c)(d)	2,500,000	2,502,855
Canyon Capital CLO Ltd Series 2025-2A Class AR2, CME Term SOFR 3 month Index + 1.01%, 4.7629% 10/15/2034 (b)(c)(d)	990,000	990,495
Chenango Park CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.5529% 4/15/2030 (b)(c)(d)	780,628	781,216
CIFC Funding Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 0.97%, 4.6992% 4/19/2035 (b)(c)(d)	3,000,000	3,000,285
CIFC Funding Ltd Series 2025-4A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 7/16/2035 (b)(c)(d)	375,000	375,317
CIFC Funding Ltd Series 2025-4RA Class A1A2, CME Term SOFR 3 month Index + 0.99%, 4.7395% 1/17/2035 (b)(c)(d)	1,200,000	1,200,138
CIFC Funding Ltd Series 2026-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.8861% 7/16/2037 (b)(c)(d)	2,750,000	2,749,997
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.7292% 4/18/2035 (b)(c)(d)	1,635,000	1,635,633
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (b)(c)(d)	2,331,000	2,333,002
Dryden 95 CLO Ltd Series 2025-95A Class AR, CME Term SOFR 3 month Index + 1.04%, 4.7732% 8/20/2034 (b)(c)(d)	2,300,000	2,301,235
Elmwood CLO VI Ltd Series 2026-3A Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/18/2037 (b)(c)(d)	2,935,000	2,937,398
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (b)(c)(d)	3,497,000	3,497,304
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (b)(c)(d)	3,600,000	3,600,001
Flatiron CLO Ltd Series 2026-1AR Class BR3, CME Term SOFR 3 month Index + 1.3%, 0% 11/16/2036 (b)(c)(d)	2,845,000	2,845,000
Flatiron CLO Ltd Series 2026-1AR Class CR3, CME Term SOFR 3 month Index + 1.55%, 0% 11/16/2036 (b)(c)(d)	2,870,000	2,870,000
Fortress Credit BSL Ltd Series 2024-1A Class A2R, CME Term SOFR 3 month Index + 1.4%, 5.1522% 7/23/2032 (b)(c)(d)	637,268	637,175
Fortress Credit BSL Ltd Series 2024-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.4022% 7/23/2032 (b)(c)(d)	1,250,000	1,250,071
Fortress Credit BSL Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.57%, 5.3222% 4/23/2036 (b)(c)(d)	265,000	265,276
Fortress Credit Bsl Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.05%, 4.8022% 10/23/2034 (b)(c)(d)	3,495,000	3,497,698
Fortress Credit Bsl Ltd Series 2026-1A Class B1R, CME Term SOFR 3 month Index + 1.65%, 5.4022% 10/23/2034 (b)(c)(d)	1,280,000	1,279,908
Fortress Credit Bsl XII Ltd Series 2026-2A Class AR, CME Term SOFR 3 month Index + 1%, 4.6915% 7/20/2034 (b)(c)(d)	3,070,000	3,072,100
Fortress Credit Bsl XIV Ltd Series 2026-5A Class AR, CME Term SOFR 3 month Index + 1.03%, 4.7644% 10/23/2034 (b)(c)(d)	3,745,000	3,747,135
Fortress Credit Bsl XIV Ltd Series 2026-5A Class B1R, CME Term SOFR 3 month Index + 1.55%, 5.2844% 10/23/2034 (b)(c)(d)	535,000	534,988
Fortress Credit Bsl XXV Ltd Series 2026-2A Class A1R, CME Term SOFR 3 month Index + 1.33%, 5.1051% 7/24/2037 (b)(c)(d)	1,015,000	1,017,490
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (d)	489,583	487,620
Galaxy XXII CLO Ltd Series 2026-22A Class CR4, CME Term SOFR 3 month Index + 1.6%, 5.3929% 4/16/2034 (b)(c)(d)	700,000	699,698
Golub Cap Partners Static Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.2292% 7/20/2035 (b)(c)(d)	2,930,000	2,932,385
Harvest US Clo 2024-2 Ltd Series 2026-2AR Class A1R, CME Term SOFR 3 month Index + 1.24%, 5.0375% 10/15/2037 (b)(c)(d)	5,000,000	5,000,000
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (b)(c)(d)	2,820,000	2,823,909
Jamestown CLO XV Ltd / Jamestown CLO XV Corp Series 2026-15A Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.8029% 7/15/2035 (b)(c)(d)	250,000	249,934
KKR CLO 34 Ltd Series 2025-34A Class AR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2034 (b)(c)(d)	845,000	845,667
KKR CLO 38 Ltd Series 2025-38A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.9029% 1/15/2038 (b)(c)(d)	1,480,000	1,478,243
KKR CLO 40 Ltd Series 2024-40A Class AR, CME Term SOFR 3 month Index + 1.3%, 5.0292% 10/20/2034 (b)(c)(d)	1,814,078	1,814,519
KKR CLO Ltd / KKR CLO LLC Series 2025-18 Class A1R2, CME Term SOFR 3 month Index + 1.05%, 4.7792% 10/18/2035 (b)(c)(d)	1,646,146	1,645,741
KKR CLO Ltd Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2034 (b)(c)(d)	1,800,000	1,800,135
KKR CLO Ltd Series 2025-33A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.3292% 7/20/2034 (b)(c)(d)	1,145,000	1,146,374
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7929% 10/15/2034 (b)(c)(d)	2,545,000	2,544,987
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (b)(c)(d)	2,860,000	2,861,318
Madison Park Funding XXIV Ltd Series 2024-24A Class CR2, CME Term SOFR 3 month Index + 2.05%, 5.7792% 10/20/2029 (b)(c)(d)	454,094	454,549
Madison Pk Fdg XLVII Ltd / Madison Pk Fdg XLVII LLC Series 2026-47A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9462% 4/19/2037 (b)(c)(d)	1,270,000	1,274,526
Magnetite XXI Ltd Series 2026-21A Class AR2, CME Term SOFR 3 month Index + 0.98%, 4.7092% 4/20/2034 (b)(c)(d)	3,884,818	3,886,170
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (b)(c)(d)	2,408,000	2,409,893
Magnetite XXIII Ltd Series 2026-23A Class AR2, CME Term SOFR 3 month Index + 0.99%, 4.8002% 1/25/2035 (b)(c)(d)	1,780,000	1,780,616
Marble Point CLO XXI Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.5%, 5.2495% 10/17/2034 (b)(c)(d)	2,100,000	2,099,101
Nassau Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.6%, 5.3529% 1/15/2035 (b)(c)(d)	1,900,000	1,900,298
Northwoods Capital XIV-B Ltd Series 2024-14BA Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9986% 11/13/2031 (b)(c)(d)	368,040	367,976
Oak Hill Credit Partners X-R Ltd Series 2025-10RA Class AR2, CME Term SOFR 3 month Index + 1.13%, 4.8592% 4/20/2038 (b)(c)(d)	2,970,000	2,965,307
Octagon 56 Ltd Series 2026-1A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.8029% 10/15/2034 (b)(c)(d)	1,000,000	1,001,100
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (b)(c)(d)	1,854,000	1,855,007
Ozlm Funding II Ltd Series 2025-2A Class AR4, CME Term SOFR 3 month Index + 1.2%, 5.043% 7/30/2037 (b)(c)(d)	1,850,000	1,850,400
Ozlm Funding II Ltd Series 2025-2A Class BR4, CME Term SOFR 3 month Index + 1.75%, 5.593% 7/30/2037 (b)(c)(d)	1,710,000	1,712,154
Ozlm Xix Ltd Series 2026-19A Class A1R3, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (b)(c)(d)	2,155,000	2,153,925
Palmer Square CLO Ltd Series 2026-1A Class A1R2, CME Term SOFR 3 month Index + 1.21%, 4.9392% 4/18/2037 (b)(c)(d)	2,925,000	2,928,826
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(d)	2,064,780	2,065,350
Palmer Square Loan Funding Ltd Series 2026-3A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.2071% 8/8/2032 (b)(c)(d)	680,000	679,672
Pikes Peak CLO 16 Ltd Series 2026-16A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.99% 7/25/2039 (b)(c)(d)	4,665,000	4,674,890
Post CLO Ltd Series 2026-1A Class BR, CME Term SOFR 3 month Index + 1.45%, 5.1792% 4/20/2035 (b)(c)(d)	1,065,000	1,065,155
RAD CLO Ltd Series 2025-21A Class A1R, CME Term SOFR 3 month Index + 1.07%, 4.8802% 1/25/2037 (b)(c)(d)	1,920,000	1,920,084
Regatta X Funding Ltd Series 2026-3A Class AR2, CME Term SOFR 3 month Index + 1.23%, 5.0358% 7/17/2037 (b)(c)(d)	7,860,000	7,863,129
Romark CLO Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.65%, 5.4602% 7/25/2031 (b)(c)(d)	1,656,113	1,656,678
Sound Point CLO XXII Ltd Series 2024-1A Class BRR, CME Term SOFR 3 month Index + 1.65%, 5.3792% 1/20/2032 (b)(c)(d)	250,000	250,154
Sound Point CLO Xxxi Ltd Series 2026-3A Class AR, CME Term SOFR 3 month Index + 1.07%, 4.8802% 10/25/2034 (b)(c)(d)	2,240,000	2,240,833
Stratus Funding CLO Series 2025-1A Class B, CME Term SOFR 3 month Index + 1.45%, 5.2029% 7/15/2033 (b)(c)(d)	620,000	619,397
Symphony CLO 43 Ltd Series 2026-43A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9829% 4/15/2037 (b)(c)(d)	1,290,000	1,291,086
Symphony CLO Xxiii Ltd Series 2025-23A Class AR2, CME Term SOFR 3 month Index + 0.9%, 4.6529% 1/15/2034 (b)(c)(d)	601,260	601,409
Thl Credit Wind River CLO Ltd Series 2025-3A Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9529% 1/15/2038 (b)(c)(d)	1,935,000	1,935,190
Trinitas CLO VI Ltd / Trinitas CLO VI LLC Series 2025-6A Class AR4, CME Term SOFR 3 month Index + 1.11%, 4.9202% 1/25/2034 (b)(c)(d)	1,651,446	1,652,706
Trinitas Clo Xvi Ltd Series 2026-16AR Class A1R2, CME Term SOFR 3 month Index + 0.94%, 4.7163% 7/20/2034 (b)(c)(d)	5,000,000	5,000,000
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (b)(c)(d)	1,888,000	1,888,440
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (b)(c)(d)	3,500,000	3,500,000
Wellfleet CLO Ltd Series 2025-1A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.3792% 4/20/2034 (b)(c)(d)	1,510,000	1,512,633
Wind River CLO Ltd Series 2026-1A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 7/20/2035 (b)(c)(d)	3,375,000	3,376,888
Wind River CLO Ltd Series 2026-1A Class B1RR, CME Term SOFR 3 month Index + 1.5%, 5.2792% 7/20/2035 (b)(c)(d)	2,795,000	2,795,710
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		175,031,175
UNITED STATES - 4.1%
ACHM Trust Series 2026-HE1 Class A, 5.82% 8/25/2056 (d)	1,696,073	1,694,110
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (d)	475,116	475,239
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (d)	1,832,214	1,831,544
Affirm Asset Securitization Trust Series 2026-X1 Class B, 4.59% 4/15/2031 (d)	100,000	99,742
Affirm Asset Securitization Trust Series 2026-X1 Class C, 4.82% 4/15/2031 (d)	275,000	273,977
Affirm Master Trust Series 2025-2A Class B, 5.06% 7/15/2033 (d)	685,000	685,996
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (d)	550,000	544,949
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (d)	1,385,000	1,375,206
Affirm Master Trust Series 2026-1A Class B, 4.57% 2/15/2034 (d)	210,000	208,585
Affirm Master Trust Series 2026-1A Class C, 4.72% 2/15/2034 (d)	855,000	848,693
Affirm Master Trust Series 2026-3A Class C, 5.18% 8/15/2034 (d)	2,050,000	2,043,902
Affirm Master Trust Series 2026-3A Class D, 5.42% 8/15/2034 (d)	1,900,000	1,894,178
Ally Auto Receivables Trust Series 2023-A Class C, 6.08% 1/17/2034 (d)	108,290	108,643
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	1,116,724	1,116,623
Ally Bank Series 2026-A Class A2, 4.582% 3/15/2034 (d)	1,296,367	1,291,681
Ally Bank Series 2026-A Class C, 4.856% 3/15/2034 (d)	493,650	492,146
Ally Bank Series 2026-A Class D, 5.248% 3/15/2034 (d)	394,920	394,361
Ally Bank/UT Series 2024-A Class C, 6.022% 5/17/2032 (d)	80,258	81,066
Ally Bank/UT Series 2024-B Class C, 5.215% 9/15/2032 (d)	122,248	122,619
Ally Bank/UT Series 2025-B Class B, 4.501% 9/15/2033 (d)	272,855	271,487
Ally Bank/UT Series 2025-B Class C, 4.697% 9/15/2033 (d)	582,764	580,276
Ally Bank/UT Series 2025-B Class D, 4.942% 9/15/2033 (d)	471,601	469,885
Ally Bank/Utah Series 2026-B Class C, 5.078% 6/15/2034 (d)	815,000	814,877
Ally Bank/Utah Series 2026-B Class D, 5.352% 6/15/2034 (d)	1,040,000	1,038,621
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class C, 5.38% 7/21/2031 (d)	1,553,000	1,557,788
Amur Equipment Finance Receivables XIV LLC Series 2024-2A Class D, 5.97% 10/20/2031 (d)	245,000	246,386
Angel Oak Mortgage Trust Series 2026-HB1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0432% 5/25/2056 (b)(c)(d)	1,200,000	1,201,323
Angel Oak Mortgage Trust Series 2026-HB1 Class M1, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.2432% 5/25/2056 (b)(c)(d)	480,000	480,482
Applebee's Funding LLC / IHOP Funding LLC Series 2023-1A Class A2, 7.824% 3/5/2053 (d)	6,160,000	6,174,380
Arbys Funding LLC Series 2020-1A Class A2, 3.237% 7/30/2050 (d)	2,801,200	2,794,982
Arbys Funding LLC Series 2026-1A Class A2, 6.369% 10/30/2056 (d)	2,520,000	2,515,282
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	38,491	38,604
ARI Fleet Lease Trust Series 2026-B Class B, 4.74% 2/15/2035 (d)	200,000	197,839
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	5,595	5,594
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (d)	475,000	471,306
Auxilior Term Funding LLC Series 2023-1A Class D, 7.27% 12/16/2030 (d)	1,055,000	1,082,591
Auxilior Term Funding LLC Series 2023-1A Class E, 10.97% 12/15/2032 (d)	230,000	246,116
Avant Credit Card Master Trust Series 2026-1A Class A, 5.54% 3/15/2032 (d)	355,000	354,491
Avant Credit Card Master Trust Series 2026-1A Class B, 5.84% 3/15/2032 (d)	110,000	110,007
Avis Budget Rental Car Funding AESOP LLC Series 2023-4A Class A, 5.49% 6/20/2029 (d)	240,000	242,301
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A, 5.81% 12/20/2029 (d)	750,000	762,628
Avis Budget Rental Car Funding AESOP LLC Series 2023-8A Class A, 6.02% 2/20/2030 (d)	2,300,000	2,352,948
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A Class C, 6.18% 10/20/2027 (d)	70,000	70,094
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class B, 5.58% 12/20/2030 (d)	3,790,000	3,808,317
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class B, 4.46% 2/20/2030 (d)	175,000	171,576
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class C, 4.95% 2/20/2030 (d)	100,000	98,503
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (d)	245,000	242,967
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (d)	730,000	729,662
Axis Equipment Finance Receivables LLC Series 2026-1A Class C, 5.38% 11/21/2033 (d)	1,130,000	1,124,926
Axis Equipment Finance Receivables LLC Series 2026-1A Class D, 5.82% 2/21/2034 (d)	725,000	722,827
Battalion CLO XII Ltd Series 2025-12A Class BRR, CME Term SOFR 3 month Index + 1.2%, 4.9406% 5/17/2031 (b)(c)(d)	385,146	385,007
Battalion CLO XII Ltd Series 2025-12A Class CRR, CME Term SOFR 3 month Index + 1.55%, 5.2906% 5/17/2031 (b)(c)(d)	1,020,000	1,020,070
Battalion CLO XIX Ltd Series 2026-19A Class BR, CME Term SOFR 3 month Index + 1.6%, 5.3529% 4/15/2034 (b)(c)(d)	2,810,000	2,812,655
Battalion CLO XXI Ltd / Battalion CLO XXI LLC Series 2025-21A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.9029% 7/15/2034 (b)(c)(d)	1,533,131	1,533,396
Battalion CLO XXI Ltd / Battalion CLO XXI LLC Series 2025-21A Class BR, CME Term SOFR 3 month Index + 1.7%, 5.4529% 7/15/2034 (b)(c)(d)	570,000	571,387
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/26/2031 (b)(c)(d)	113,554	113,876
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9432% 7/27/2048 (b)(c)(d)	246,850	246,849
Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class B, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3432% 7/27/2048 (b)(c)(d)	638,283	638,280
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	375,000	373,359
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2, 5.05% 3/15/2029 (d)	174,727	174,907
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class B, 5.41% 3/15/2030 (d)	240,000	240,972
Bridgecrest Lending Auto Securitization Trust Series 2026-1 Class C, 4.44% 11/17/2031	840,000	831,502
Bridgecrest Lending Auto Securitization Trust Series 2026-2 Class C, 4.88% 2/17/2032	860,000	857,532
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class C, 5.02% 4/15/2032	2,080,000	2,076,747
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class D, 5.59% 4/15/2032	1,920,000	1,919,534
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	1,668,970	1,666,943
CarMax Auto Owner Trust Series 2022-3 Class D, 6.2% 1/16/2029	1,360,000	1,360,546
CarMax Auto Owner Trust Series 2023-2 Class C, 5.57% 11/15/2028	955,000	961,020
CarMax Auto Owner Trust Series 2023-2 Class D, 6.55% 10/15/2029	635,000	641,294
CarMax Auto Owner Trust Series 2023-3 Class C, 5.61% 2/15/2029	975,000	982,054
CarMax Auto Owner Trust Series 2023-3 Class D, 6.44% 12/16/2030	350,000	354,388
CarMax Auto Owner Trust Series 2024-1 Class C, 5.47% 8/15/2029	505,000	508,901
CarMax Auto Owner Trust Series 2024-2 Class D, 6.42% 10/15/2030	70,000	71,274
CarMax Auto Owner Trust Series 2024-3 Class D, 5.67% 1/15/2031	255,000	257,093
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	970,661	971,166
CarMax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	1,436,255	1,434,198
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	1,790,000	1,772,216
CarMax Auto Owner Trust Series 2026-3 Class C, 5% 10/15/2032	990,000	983,918
CarMax Auto Owner Trust Series 2026-3 Class D, 5.36% 7/15/2033	1,735,000	1,726,991
CarMax Select Receivables Trust Series 2024-A Class B, 5.35% 1/15/2030	270,000	271,763
CarMax Select Receivables Trust Series 2024-A Class C, 5.62% 1/15/2030	1,150,000	1,160,889
CarMax Select Receivables Trust Series 2025-B Class C, 4.83% 6/16/2031	1,429,000	1,419,131
CarMax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	690,000	688,817
CarMax Select Receivables Trust Series 2026-B Class C, 5.19% 10/15/2032	200,000	199,456
CarMax Select Receivables Trust Series 2026-B Class D, 5.8% 10/15/2032	490,000	492,822
Carvana Auto Receivables Trust Series 2021-P4 Class B, 1.98% 2/10/2028	445,000	442,467
Carvana Auto Receivables Trust Series 2022-N1 Class C, 3.32% 12/11/2028 (d)	35,437	35,102
Carvana Auto Receivables Trust Series 2024-N1 Class C, 5.8% 5/10/2030 (d)	250,000	252,239
Carvana Auto Receivables Trust Series 2024-N1 Class D, 6.3% 5/10/2030 (d)	600,000	609,181
Carvana Auto Receivables Trust Series 2025-N1 Class D, 5.66% 5/12/2031 (d)	745,000	749,728
Carvana Auto Receivables Trust Series 2025-P2 Class A2, 4.56% 8/10/2028	261,447	261,513
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	877,704	877,463
Carvana Auto Receivables Trust Series 2025-P3 Class D, 5.47% 9/12/2033	605,000	595,359
Carvana Auto Receivables Trust Series 2025-P4 Class C, 5.04% 4/12/2032	840,000	823,191
Carvana Auto Receivables Trust Series 2026-P1 Class B, 4.76% 7/12/2032	330,000	325,765
Carvana Auto Receivables Trust Series 2026-P1 Class C, 5.28% 8/10/2032	1,620,000	1,600,867
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	835,000	834,294
Carvana Auto Receivables Trust Series 2026-P2 Class C, 5.8% 10/12/2032	900,000	906,273
Carvana Auto Receivables Trust Series 2026-P2 Class D, 6.18% 6/12/2034	2,200,000	2,185,864
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	390,000	388,901
Carvana Auto Receivables Trust Series 2026-P3 Class C, 5.81% 2/10/2033	735,000	731,502
Carvana Auto Receivables Trust Series 2026-P3 Class D, 6.23% 8/10/2034	1,100,000	1,096,606
CCG Receivables Trust Series 2024-1 Class C, 5.22% 3/15/2032 (d)	907,000	910,193
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (d)	445,000	443,578
CCG Receivables Trust Series 2026-1 Class C, 5.17% 1/17/2034 (d)	260,000	257,492
CCG Receivables Trust Series 2026-1 Class D, 5.7% 1/17/2034 (d)	1,340,000	1,328,905
Cerberus Loan Funding XLIV LLC Series 2026-5A Class A1R, CME Term SOFR 3 month Index + 1.52%, 5.2729% 1/15/2036 (b)(c)(d)	2,875,000	2,874,853
Chase Auto Credit Linked Notes Series 2025-1 Class B, 4.753% 2/25/2033 (d)	426,151	425,368
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (d)	905,000	902,661
Citigroup Mortgage Loan Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 10/25/2056 (b)(c)(d)	760,984	761,715
Citigroup Mortgage Loan Trust Series 2026-HE1 Class M2, U.S. 30-Day Avg. SOFR Index + 1.95%, 5.5932% 10/25/2056 (b)(c)(d)	100,000	100,653
Clarus Cap Fdg LLC Series 2026-1A Class A2, 4.52% 11/20/2034 (d)	685,000	682,648
Clarus Cap Fdg LLC Series 2026-1A Class B, 5.01% 11/20/2034 (d)	1,160,000	1,148,881
Clover CLO LLC Series 2026-1A Class A1R3, CME Term SOFR 3 month Index + 1.23%, 4.8541% 7/15/2037 (b)(c)(d)	5,085,000	5,098,821
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A, 5.4% 12/17/2035 (d)	415,000	411,150
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (d)	1,500,000	1,440,953
Deephaven Residential Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0888% 9/25/2056 (b)(c)(d)	2,265,000	2,264,984
Dell Equipment Finance Trust Series 2024-1 Class C, 5.73% 3/22/2030 (d)	1,125,000	1,129,502
Dell Equipment Finance Trust Series 2024-1 Class D, 6.12% 9/23/2030 (d)	425,000	427,270
Dell Equipment Finance Trust Series 2024-2 Class D, 5.29% 2/24/2031 (d)	865,000	866,131
Dell Equipment Finance Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (d)	87,083	87,155
Dell Equipment Finance Trust Series 2025-1 Class C, 5.25% 2/24/2031 (d)	100,000	100,460
Dell Equipment Finance Trust Series 2026-1A Class C, 4.8% 12/22/2031 (d)	100,000	99,237
Dell Equipment Finance Trust Series 2026-1A Class D, 5.19% 11/22/2032 (d)	155,000	153,693
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (d)	92,559	92,586
Dext ABS LLC Series 2025-1 Class D, 5.65% 2/15/2036 (d)	2,825,000	2,828,989
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (d)	100,000	99,257
Dext ABS LLC Series 2025-2 Class C, 4.89% 4/15/2036 (d)	150,000	147,797
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (d)	249,018	249,248
DLLAD LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (d)	1,045,309	1,045,370
DLLMT LLC Series 2026-1A Class A4, 4.36% 9/20/2033 (d)	45,000	44,418
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (d)	42,613	42,669
DLLST Series 2024-1A Class A4, 4.93% 4/22/2030 (d)	65,000	65,163
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	1,804,800	1,791,492
Drive Auto Receivables Trust Series 2025-2 Class C, 4.39% 9/15/2032	380,000	376,107
Elara HGV Timeshare Issuer LLC Series 2023-A Class A, 6.16% 2/25/2038 (d)	129,776	132,603
Elara HGV Timeshare Issuer LLC Series 2023-A Class C, 7.3% 2/25/2038 (d)	177,693	181,554
Elara HGV Timeshare Issuer LLC Series 2025-A Class A, 4.54% 1/25/2040 (d)	512,753	505,413
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	123,673	124,432
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (d)	635,075	636,772
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (d)	697,804	698,446
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (d)	879,654	880,682
Enterprise Fleet Financing LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (d)	1,644,401	1,645,830
Enterprise Fleet Financing LLC Series 2026-2 Class A2, 4.33% 2/20/2029 (d)	3,000,000	2,991,683
ESART Series 2025-5A Class B, 4.28% 7/15/2030	840,000	835,305
ESART Series 2026-1 Class B, 4.99% 10/15/2032	275,000	274,892
ESART Series 2026-1 Class C, 5.37% 10/15/2032	625,000	626,774
Exeter Automobile Receivables Trust Series 2025-4A Class B, 4.4% 5/15/2030	255,000	254,335
Exeter Automobile Receivables Trust Series 2025-4A Class C, 4.57% 6/16/2031	915,000	908,922
Exeter Automobile Receivables Trust Series 2026-1A Class B, 4.22% 10/15/2030	275,000	272,882
Exeter Automobile Receivables Trust Series 2026-1A Class C, 4.4% 5/17/2032	800,000	788,781
Exeter Automobile Receivables Trust Series 2026-3A Class A3, 4.47% 7/15/2030	2,555,000	2,550,254
Exeter Automobile Receivables Trust Series 2026-3A Class C, 4.92% 10/15/2032	295,000	292,722
Exeter Automobile Receivables Trust Series 2026-3A Class D, 5.44% 10/15/2032	395,000	392,468
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	1,283,000	1,281,114
Exeter Automobile Receivables Trust Series 2026-4A, 4.87% 6/16/2031	455,000	454,227
Exeter Automobile Receivables Trust Series 2026-4A, 5.16% 2/15/2033	1,270,000	1,267,204
Exeter Select Automobile Receivables Trust Series 2025-1 Class B, 4.87% 8/15/2031	480,000	480,197
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	462,394	462,700
Exeter Select Automobile Receivables Trust Series 2025-2 Class B, 4.63% 11/17/2031	265,000	263,466
Exeter Select Automobile Receivables Trust Series 2025-2 Class C, 4.91% 12/15/2031	540,000	536,667
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (d)	742,720	742,995
FIGRE Trust Series 2026-FL2 Class A2, 5.819% 6/25/2056 (d)	414,032	412,110
FIGRE Trust Series 2026-FL2 Class A3, 5.919% 6/25/2056 (d)	144,430	143,757
FIGRE Trust Series 2026-HE6 Class B, 5.741% 6/25/2056 (d)	718,907	711,118
FIGRE Trust Series 2026-HF3 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 3/25/2056 (b)(c)(d)	2,732,554	2,740,768
FIGRE Trust Series 2026-HF7 Class A, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9432% 7/25/2056 (b)(c)(d)	1,129,237	1,129,233
FIGRE Trust Series 2026-HF7 Class B, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1932% 7/25/2056 (b)(c)(d)	699,051	699,049
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (b)(c)(d)	2,303,000	2,303,606
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (b)(c)(d)	1,900,000	1,898,942
Focus Brands Funding LLC Series 2026-1A Class A2, 6.854% 4/30/2056 (d)	2,415,000	2,387,280
Ford Credit Auto Lease Trust Series 2026-B Class B, 4.83% 9/15/2030	1,600,000	1,599,184
Ford Credit Auto Owner Trust Series 2021-2 Class D, 2.6% 5/15/2034 (d)	695,000	691,578
Ford Credit Auto Owner Trust Series 2026-2 Class B, 10.13% 2/15/2039 (d)(f)	895,000	888,279
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (d)	550,000	553,091
Fortress Credit Bsl Xi Ltd Series 2026-3AR Class B1R, CME Term SOFR 3 month Index + 1.55%, 5.3103% 7/20/2034 (b)(c)(d)	2,290,000	2,290,000
Freddie Mac STACR REMIC Trust Series 2023-HQA3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.85%, 5.4932% 11/25/2043 (b)(c)(d)	246,190	246,961
Gm Financial Automobile Leasing Trust Series 2026-3 Class B, 4.71% 7/22/2030	540,000	537,063
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	271,715	271,777
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (d)	1,655,000	1,649,468
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (d)	29,497	29,536
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (d)	2,635,000	2,632,411
GreenSky Home Improvement Trust Series 2025-3A Class A1, 4.34% 12/27/2060 (d)	688,846	688,375
GS Mortgage-Backed Securities Trust Series 2026-AH2 Class A1A, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 11/25/2056 (b)(c)(d)	2,240,239	2,241,769
GS Mortgage-Backed Securities Trust Series 2026-HE2 Class M1, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3425% 10/25/2066 (b)(c)	1,750,000	1,749,993
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (d)	810,000	808,502
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2018-1A Class A23, 5.71% 6/20/2048 (d)	664,200	656,262
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2020-1A Class A2, 3.981% 12/20/2050 (d)	3,769,379	3,655,842
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2021-1A Class A2, 2.865% 6/20/2051 (d)	3,036,200	2,852,923
Hardee's Funding LLC / Carl's Jr Funding LLC Series 2024-1A Class A2, 7.253% 3/20/2054 (d)	1,402,713	1,422,925
Hilton Grand Vacations Trust Series 2020-AA Class A, 2.74% 2/25/2039 (d)	103,942	103,128
Hilton Grand Vacations Trust Series 2020-AA Class B, 4.22% 2/25/2039 (d)	160,144	159,747
Hilton Grand Vacations Trust Series 2023-1A Class B, 6.11% 1/25/2038 (d)	350,489	355,351
Hilton Grand Vacations Trust Series 2023-1A Class C, 6.94% 1/25/2038 (d)	65,000	66,344
Hilton Grand Vacations Trust Series 2025-1A Class A, 4.88% 5/27/2042 (d)	263,506	262,041
Hilton Grand Vacations Trust Series 2025-1A Class B, 5.18% 5/27/2042 (d)	451,725	450,076
Hilton Grand Vacations Trust Series 2026-2A Class B, 5.1% 3/27/2045 (d)	868,521	861,612
Hilton Grand Vacations Trust Series 2026-2A Class C, 5.54% 3/27/2045 (d)	436,510	433,817
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/2039 (d)	313,287	311,335
Hotwire Funding LLC Series 2021-1 Class A2, 2.311% 11/20/2051 (d)	325,000	323,344
HPEFS Equipment Trust Series 2024-1A Class D, 5.82% 11/20/2031 (d)	1,390,000	1,398,059
HPEFS Equipment Trust Series 2024-2A Class B, 5.35% 10/20/2031 (d)	170,000	170,506
HPEFS Equipment Trust Series 2024-2A Class D, 5.82% 4/20/2032 (d)	420,000	422,479
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1, 6.153% 5/20/2032 (d)	380,100	382,736
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1, 5.442% 10/20/2032 (d)	851,842	853,930
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B2, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8388% 9/20/2033 (b)(c)(d)	501,078	502,303
Huntington Bank Auto Credit-Linked Notes Series 2026-1 Class B1, 4.503% 2/20/2034 (d)	488,891	483,101
Huntington Bank Auto Credit-Linked Notes Series 2026-RVM1 Class B1, 5.612% 8/20/2048 (d)	1,295,000	1,292,031
Huntington Bank Auto Credit-Linked Notes Series 2026-RVM1 Class C, 5.905% 8/20/2048 (d)	1,465,000	1,461,265
Huntington National Bank/The Series 2025-1 Class B, 4.957% 3/21/2033 (d)	608,551	607,443
Hyundai Auto Lease Securitization Tr Series 2026-C Class B, 4.83% 11/15/2030 (d)	2,585,000	2,580,160
Hyundai Auto Lease Securitization Trust Series 2025-B Class B, 4.94% 8/15/2029 (d)	805,000	807,381
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3, 4.36% 7/17/2028 (d)	1,700,000	1,698,508
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	547,003	547,356
Hyundai Auto Receivables Trust Series 2026-A Class C, 4.31% 6/15/2033	165,000	161,016
Imprint Payments Credit Card Master Trust Series 2026-A Class B, 5.32% 7/15/2030 (d)	475,000	474,692
Imprint Payments Credit Card Master Trust Series 2026-A Class C, 5.71% 7/15/2030 (d)	185,000	184,875
Jack in the Box Funding LLC Series 2022-1A Class A2I, 3.445% 2/26/2052 (d)	91,392	89,893
Jack in the Box Funding LLC Series 2026-1A Class A2, 7.624% 5/25/2056 (d)	1,845,375	1,830,208
JP Morgan Mortgage Trust Series 2025-HE3 Class A1, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9888% 3/20/2056 (b)(c)(d)	328,057	329,650
JP Morgan Mortgage Trust Series 2026-HE1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8888% 9/20/2056 (b)(c)(d)	1,798,456	1,803,946
JPMorgan Chase Bank NA Series 2026-1 Class C, 5.085% 7/25/2034 (d)	243,190	242,982
JPMorgan Chase Bank NA Series 2026-1 Class D, 5.281% 7/25/2034 (d)	252,917	252,703
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (b)(c)(d)	2,500,000	2,499,985
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (d)	988,023	989,114
Kubota Credit Owner Trust Series 2025-2A Class A2, 4.48% 4/17/2028 (d)	714,864	715,468
Lasar Series 2026-A Class A3, 4.79% 11/15/2032 (d)	2,475,000	2,474,379
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (d)	2,405,000	2,402,737
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (d)	629,814	630,619
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (d)	145,000	144,710
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class A, 6.18% 11/20/2040 (d)	105,866	108,057
Marriott Vacations Worldwide Owner Trust Series 2023-2A Class B, 6.33% 11/20/2040 (d)	1,099,790	1,120,481
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (d)	850,000	848,486
Mission Lane Credit Card Master Trust Series 2026-A Class B, 5.34% 7/15/2032 (d)	540,000	535,283
Mtg Pass Thru Ctf Series 2021-INV1 Class A1, 0.852% 1/25/2056 (c)(d)	15,702	15,463
MVW LLC Series 2026-1A Class B, 4.97% 3/20/2043 (d)	893,773	881,724
MVW LLC Series 2020-1A Class A, 1.74% 10/20/2037 (d)	103,060	102,921
MVW LLC Series 2020-1A Class B, 2.73% 10/20/2037 (d)	72,720	72,646
MVW LLC Series 2021-1WA Class B, 1.44% 1/22/2041 (d)	26,351	25,798
MVW LLC Series 2021-1WA Class C, 1.94% 1/22/2041 (d)	42,037	41,171
MVW LLC Series 2023-1A Class A, 4.93% 10/20/2040 (d)	351,443	351,052
Navient Education Loan Trust Series 2026-A Class A, 4.86% 9/15/2056 (d)	717,354	706,000
Navient Private Education Loan Trust Series 2019-D Class A2A, 3.01% 12/15/2059 (d)	123,001	119,143
Navient Private Education Loan Trust Series 2020-CA Class A2A, 2.15% 11/15/2068 (d)	767,859	740,885
Navient Private Education Refi Loan Trust Series 2019-GA Class A, 2.4% 10/15/2068 (d)	72,710	70,808
Navient Private Education Refi Loan Trust Series 2020-DA Class A, 1.69% 5/15/2069 (d)	138,600	132,008
Navient Private Education Refi Loan Trust Series 2024-A Class A, 5.66% 10/15/2072 (d)	2,028,003	2,049,915
Navient Refinance Loan Trust Series 2026-A Class A, 4.5% 1/18/2056 (d)	357,247	350,193
Navient Refinance Loan Trust Series 2026-B Class A, 5.07% 6/15/2056 (d)	954,347	950,122
Navient Student Loan Trust Series 2019-EA Class A2A, 2.64% 5/15/2068 (d)	127,091	125,492
Navient Student Loan Trust Series 2023-A Class A, 5.51% 10/15/2071 (d)	2,085,336	2,100,018
Navistar Financial Dealer Note Master Trust Series 2025-1 Class B, 4.42% 9/25/2030 (d)	150,000	149,212
Navistar Financial Dealer Note Master Trust Series 2025-1 Class C, 4.72% 9/25/2030 (d)	70,000	69,633
Nelnet Student Loan Trust Series 2020-1A Class A, CME Term SOFR 1 month Index + 0.8545%, 4.5218% 3/26/2068 (b)(c)(d)	122,388	122,223
Nelnet Student Loan Trust Series 2021-CA Class AFX, 1.32% 4/20/2062 (d)	442,395	418,644
Nelnet Student Loan Trust Series 2021-DA Class AFX, 1.63% 4/20/2062 (d)	152,814	145,864
Nissan Auto Lease Trust Series 2026-B Class C, 5.08% 10/15/2030	1,615,000	1,611,514
NMEF Funding LLC Series 2025-B Class D, 5.47% 1/18/2033 (d)	3,115,000	3,102,706
NMEF Funding LLC Series 2026-A Class B, 4.48% 2/15/2034 (d)	100,000	98,365
NMEF Funding LLC Series 2026-A Class C, 4.71% 2/15/2034 (d)	170,000	167,024
NMEF Funding LLC Series 2026-A Class D, 5.22% 2/15/2034 (d)	790,000	777,298
Nslt Afl Series 2021-BA Class AFL, CME Term SOFR 1 month Index + 0.8945%, 4.5469% 4/20/2062 (b)(c)(d)	305,412	304,054
Nslt Afl Series 2021-BA Class AFX, 1.42% 4/20/2062 (d)	308,831	293,550
Octane Receivables Trust Series 2023-2A Class D, 7.38% 6/20/2031 (d)	335,000	342,310
Octane Receivables Trust Series 2023-3A Class B, 6.48% 7/20/2029 (d)	116,066	116,377
Octane Receivables Trust Series 2023-3A Class C, 6.74% 8/20/2029 (d)	100,000	101,047
Octane Receivables Trust Series 2024-1A Class A2, 5.68% 5/20/2030 (d)	48,808	48,933
Octane Receivables Trust Series 2024-3A Class A2, 4.94% 5/20/2030 (d)	390,689	391,481
Octane Receivables Trust Series 2024-3A Class C, 5.51% 10/20/2031 (d)	300,000	301,520
Octane Receivables Trust Series 2024-RVM1 Class A, 5.01% 1/22/2046 (d)	196,904	197,095
Octane Receivables Trust Series 2024-RVM1 Class D, 6.3% 1/22/2046 (d)	2,530,000	2,552,908
Octane Receivables Trust Series 2025-RVM1 Class B, 4.83% 12/20/2046 (d)	1,330,000	1,315,669
Octane Receivables Trust Series 2025-RVM1 Class C, 5.26% 12/20/2046 (d)	935,000	926,791
Octane Receivables Trust Series 2026-RVM1 Class B, 5.18% 6/20/2047 (d)	100,000	99,887
Octane Receivables Trust Series 2026-RVM1 Class C, 5.54% 6/20/2047 (d)	115,000	114,838
Octane Receivables Trust Series 2026-RVM1 Class D, 6.06% 6/20/2047 (d)	170,000	169,602
OneMain Financial Issuance Trust Series 2026-2A Class B, 5.27% 1/14/2038 (d)	100,000	99,697
OneMain Financial Issuance Trust Series 2026-2A Class C, 5.47% 1/14/2038 (d)	1,140,000	1,137,260
Optn Series 2026-A Class A, 4.32% 1/9/2034 (d)	200,000	197,907
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (d)	545,000	543,176
PEAC Solutions Receivables LLC Series 2026-1A Class B, 4.75% 7/20/2033 (d)	630,000	621,495
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (d)	415,000	412,220
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	131,163	131,494
Post Road Equipment Finance LLC Series 2026-1A Class B, 4.91% 2/15/2033 (d)	100,000	98,811
Post Road Equipment Finance LLC Series 2026-1A Class C, 5.12% 6/15/2033 (d)	1,780,000	1,761,321
Progress Residential Trust Series 2021-SFR8 Class B, 1.681% 10/17/2038 (d)	496,000	493,761
Progress Residential Trust Series 2021-SFR8 Class C, 1.931% 10/17/2038 (d)	2,225,000	2,214,993
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (d)	106,694	106,728
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (d)	371,733	371,359
RHCCT Series 2026-1A Class B, 4.99% 7/21/2031 (d)	565,000	562,988
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (d)	635,100	633,762
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (d)	580,000	579,554
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	30,149	30,172
Santander Bank Auto Credit Linked Notes Series 2024-B Class B, 4.965% 1/18/2033 (d)	153,249	153,479
Santander Bank Auto Credit Linked Notes Series 2024-B Class C, 5.141% 1/18/2033 (d)	205,354	205,619
Santander Bank NA - Sbcln Series 2023-B Class A2, 5.644% 12/15/2033 (d)	74,847	75,455
Santander Bank NA - Sbcln Series 2023-B Class D, 6.663% 12/15/2033 (d)	185,510	187,660
Santander Bank NA - Sbcln Series 2024-A Class B, 5.622% 6/15/2032 (d)	148,357	149,412
Santander Bank NA - Sbcln Series 2024-A Class C, 5.818% 6/15/2032 (d)	180,608	181,750
Santander Bank NA - Sbcln Series 2025-A Class B, 4.484% 1/16/2034 (d)	250,000	248,603
Santander Bank NA - Sbcln Series 2025-A Class C, 4.661% 1/16/2034 (d)	250,000	248,699
Santander Bank NA - Sbcln Series 2026-A Class C, 4.953% 7/17/2034 (d)	250,000	248,757
Santander Bank NA - Sbcln Series 2026-A Class D, 5.247% 7/17/2034 (d)	250,000	248,762
Santander Drive Auto Receivables Trust Series 2025-4 Class B, 4.27% 1/15/2032	770,000	765,622
Santander Mortgage Asset Receivable Trust Series 2025-CES1 Class A1A, 5.036% 9/25/2055 (d)	818,596	807,344
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	440,000	424,746
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (d)	1,149,000	1,142,390
Scf Equipment Leasing Series 2023-1A Class A3, 6.17% 5/20/2032 (d)	66,092	66,431
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (d)	1,015,876	1,014,754
SEB Funding LLC Series 2024-1A Class A2, 7.386% 4/30/2054 (d)	2,018,628	2,040,584
SEB Funding LLC Series 2026-1A Class A2, 6.665% 1/30/2056 (d)	2,635,000	2,596,278
SFS Auto Receivables Securitization Trust Series 2024-1A Class C, 5.51% 1/20/2032 (d)	1,094,000	1,104,241
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (d)	324,879	325,044
SFS Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (d)	1,055,528	1,055,034
SFS Auto Receivables Securitization Trust Series 2026-1A Class C, 4.46% 11/21/2033 (d)	1,590,000	1,552,090
SFS Auto Receivables Securitization Trust Series 2026-2A Class B, 4.89% 5/20/2033 (d)	555,000	550,847
SFS Auto Receivables Securitization Trust Series 2026-2A Class C, 4.99% 7/20/2034 (d)	195,000	193,226
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (d)	1,792,597	1,792,594
Sfuel Series 2025-BA Class C, 4.71% 1/22/2030 (d)	525,000	522,407
Sierra Timeshare Receivables Funding LLC Series 2025-2A Class B, 4.93% 4/20/2044 (d)	224,972	223,104
Sierra Timeshare Receivables Funding LLC Series 2025-3A Class B, 4.64% 8/22/2044 (d)	164,994	162,553
Sierra Timeshare Receivables Funding LLC Series 2026-2A Class C, 5.63% 5/20/2043 (d)	3,141,415	3,133,726
SMB Private Education Loan Trust Series 2018-B Class A2B, CME Term SOFR 1 month Index + 0.8345%, 4.4737% 1/15/2037 (b)(c)(d)	75,554	75,524
SMB Private Education Loan Trust Series 2020-B Class A1A, 1.29% 7/15/2053 (d)	86,026	82,551
SMB Private Education Loan Trust Series 2020-PTB Class A2A, 1.6% 9/15/2054 (d)	629,315	595,140
SMB Private Education Loan Trust Series 2025-A Class A1A, 5.13% 4/15/2054 (d)	494,133	490,272
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (d)	190,213	190,190
Sonic Capital LLC Series 2020-1A Class A2II, 4.336% 1/20/2050 (d)	723,800	689,718
Sonic Capital LLC Series 2021-1A Class A2I, 2.19% 8/20/2051 (d)	974,604	909,954
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class B, 4.89% 8/20/2031 (d)	125,000	124,785
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class C, 5.09% 8/20/2031 (d)	1,355,000	1,352,838
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class C, 5.08% 8/20/2029 (d)	1,310,000	1,313,092
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (d)	1,807,000	1,794,029
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class C, 4.44% 8/20/2030 (d)	2,550,000	2,520,216
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (d)	2,473,000	2,457,620
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class B, 4.61% 4/22/2030 (d)	5,280,000	5,230,804
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class C, 4.8% 12/20/2030 (d)	1,160,000	1,148,433
Stellantis Financial Underwritten Enhanced Lease Trusts Series 2026-BA Class C, 5.04% 3/20/2031 (d)	2,155,000	2,140,110
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (d)	1,235,930	1,234,955
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.75% 3/25/2058 (c)(d)	268,914	259,059
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	668,760	669,125
Tricon Residential Trust Series 2024-SFR2 Class A, 4.75% 6/17/2040 (d)	556,750	551,873
Tricon Residential Trust Series 2024-SFR2 Class D, 6% 6/17/2040 (d)	1,020,000	1,013,024
Truist Bank Series 2026-1 Class B, 5.067% 6/26/2034 (d)	1,918,979	1,911,734
U S Bank Natl Assn Series 2026-RVM1 Class B1, 4.959% 12/25/2046 (d)	1,186,042	1,163,179
USAA Auto Owner Trust Series 2025-1A Class A2, 4.51% 6/15/2028 (d)	420,485	420,634
USCLN Series 2023-1 Class B, 6.789% 8/25/2032 (d)	38,237	38,350
Verizon Master Trust Series 2024-6 Class B, 4.42% 8/20/2030	1,355,000	1,351,818
Verizon Master Trust Series 2025-2 Class C, 5.34% 1/20/2033 (d)	1,130,000	1,133,866
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	2,155,000	2,157,710
Volkswagen Auto Lease Trust Series 2025-B Class A2A, 3.97% 4/20/2028	1,565,868	1,564,198
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (d)	1,860,000	1,858,758
Wheels Fleet Lease Funding LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0.67%, 4.3088% 1/18/2040 (b)(c)(d)	1,915,489	1,918,880
Wheels Fleet Lease Funding LLC Series 2025-3A Class C, 4.79% 9/18/2040 (d)	585,000	579,102
Wingspire Equipment Finance LLC Series 2025-1A Class C, 4.76% 9/20/2033 (d)	100,000	98,897
WOART Series 2025-B Class A2A, 4.38% 8/15/2028	600,334	600,609
WOART Series 2025-C Class A2A, 4.19% 10/16/2028	1,136,801	1,137,343
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	1,189,570	1,187,885
Yamaha Motor Master Trust II Series 2026-A Class B, 4.64% 4/15/2031 (d)	1,640,000	1,622,427
Yamaha Motor Master Trust II Series 2026-A Class C, 4.89% 4/15/2031 (d)	140,000	138,142
Zaxby's Funding LLC Series 2021-1A Class A2, 3.238% 7/30/2051 (d)	5,633,500	5,379,222
TOTAL UNITED STATES		315,745,331
TOTAL ASSET-BACKED SECURITIES (Cost $527,472,837)		527,301,091

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Huntington National Bank/The 4.871% 4/12/2028 (c)	2,500,000	2,502,195
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	695,000	691,569
US Bank NA/Cincinnati OH 4.535% 5/20/2029 (c)	3,000,000	2,988,280

TOTAL UNITED STATES		6,182,044
TOTAL BANK NOTES (Cost $6,205,163)		6,182,044

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(d)	893,372	881,838
Angel Oak Mortgage Trust LLC Series 2020-3 Class A3, 2.872% 4/25/2065 (c)(d)	205,168	199,782
Angel Oak Mortgage Trust LLC Series 2022-2 Class A1, 4.0748% 1/25/2067 (c)(d)	1,241,244	1,166,354
Angel Oak Mortgage Trust Series 2021-1 Class A1, 0.909% 1/25/2066 (d)	290,418	263,887
Angel Oak Mortgage Trust Series 2025-5 Class A1, 5.573% 4/25/2070 (d)	1,440,141	1,438,087
Barclays Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.76% 7/25/2066 (c)(d)	1,001,349	1,000,706
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A1, 5.06% 2/25/2066 (c)(d)	184,304	181,962
BINOM Mortgage Loan Trust Series 2026-NQM1 Class A2, 5.314% 2/25/2066 (c)(d)	368,607	364,297
BINOM Securitization Trust Series 2021-INV1 Class A2, 2.37% 6/25/2056 (d)	606,407	548,486
BINOM Securitization Trust Series 2021-INV1 Class A3, 2.625% 6/25/2056 (d)	190,245	172,968
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (d)(f)	563,833	558,508
BRAVO Residential Funding Trust Series 2026-NQM4 Class A1, 5.183% 3/25/2066 (c)(d)	566,778	560,555
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2066 (b)(c)(d)	1,715,123	1,718,096
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (c)(d)	1,625,889	1,619,625
BRAVO Residential Funding Trust Series 2026-NQMR1 Class A1, 5.395% 8/25/2062 (c)(d)	774,097	767,295
CIM Trust Series 2021-R6 Class A1, 1.425% 7/25/2061 (d)	109,127	99,288
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/2050 (d)	134,554	113,096
CLIP Trust Series 2026-NQM1 Class A1, 5.221% 5/25/2071 (c)(d)	451,336	446,917
CLIP Trust Series 2026-NQM1 Class A2, 5.474% 5/25/2071 (d)	380,072	376,733
COLT Funding LLC Series 2021-1 Class A2, 1.167% 6/25/2066 (d)	267,801	235,771
COLT Funding LLC Series 2026-3 Class A1, 5.119% 5/25/2071 (c)(d)	309,714	306,174
COLT Mortgage Loan Trust Series 2024-6 Class A2, 5.644% 11/25/2069 (d)	822,781	821,401
COLT Mortgage Loan Trust Series 2024-INV4 Class A3, 6.111% 5/25/2069 (c)(d)	879,095	880,258
COLT Mortgage Loan Trust Series 2025-4 Class A1, 5.794% 4/25/2070 (c)(d)	300,572	300,943
Connecticut Ave Secs Trust Series 2025-R06 Class 1M1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5932% 9/25/2045 (b)(c)(d)	313,700	313,572
Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 3/25/2045 (b)(c)(d)	209,136	210,013
Connecticut Avenue Securities Trust Series 2026-R04 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 7/25/2046 (b)(c)(d)	1,016,343	1,016,873
Cross Mortgage Trust Series 2026-NQM6 Class A2, 5.521% 5/25/2071 (d)	131,195	130,465
Cross Mortgage Trust Series 2026-NQM8 Class A1, 5.582% 7/25/2071 (c)(d)	4,142,791	4,130,398
Deephaven Residential Mortgage Trust Series 2021-2 Class A3, 1.26% 4/25/2066 (d)	120,267	109,664
Deephaven Residential Mortgage Trust Series 2026-INV2 Class A1, 5.483% 2/25/2071 (c)(d)	579,728	577,352
EFMT Series 2025-INV2 Class A1, 5.387% 5/26/2070 (d)	312,131	310,964
EFMT Series 2025-INV5 Class A1, 5.077% 12/25/2070 (c)(d)	510,743	504,420
EFMT Series 2025-NQM5 Class A1, 5.033% 11/25/2070 (c)(d)	231,559	228,553
EFMT Series 2025-NQM6 Class A1, 5.001% 12/25/2070 (c)(d)	648,665	639,531
EFMT Series 2026-INV8 Class A2, 5.876% 8/25/2071 (d)	1,856,022	1,853,806
EFMT Series 2026-NQM1 Class A1F, 4.8432% 2/25/2071 (c)(d)	377,222	376,728
EFMT Series 2026-NQM4 Class A1, 5.466% 4/25/2071 (c)(d)	404,585	402,798
EFMT Series 2026-NQM4 Class A2, 5.669% 4/25/2071 (d)	2,450,763	2,441,874
EFMT Series 2026-NQM5 Class A1F, 4.9432% 6/25/2071 (c)(d)	2,733,716	2,734,241
EFMT Series 2026-NQM7 Class A1, 5.598% 7/25/2071 (d)	3,129,794	3,121,377
EFMT Trust Series 2024-INV2 Class A2, 5.289% 10/25/2069 (d)	427,825	426,163
Ellington Financial Mortgage Trust Series 2019-2 Class A3, 3.046% 11/25/2059 (d)	17,701	17,433
Ellington Financial Mortgage Trust Series 2021-3 Class A3, 1.55% 9/25/2066 (d)	190,213	158,576
Fannie Mae Guaranteed REMIC Series 2017-90 Class KA, 3% 11/25/2047	275,790	258,179
Flagstar Mortgage Trust Series 2020-1INV Class A11, CME Term SOFR 1 month Index + 0.9645%, 4.6318% 3/25/2050 (b)(c)(d)	169,405	163,353
Freddie Mac STACR REMIC Trust Series 2021-DNA5 Class M2, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2932% 1/25/2034 (b)(c)(d)	46,958	47,002
Freddie Mac STACR REMIC Trust Series 2021-DNA7 Class M2, U.S. 30-Day Avg. SOFR Index + 1.8%, 5.4432% 11/25/2041 (b)(c)(d)	529,069	530,154
Freddie Mac STACR REMIC Trust Series 2022-DNA2 Class M1B, U.S. 30-Day Avg. SOFR Index + 2.4%, 6.0432% 2/25/2042 (b)(c)(d)	383,604	385,884
Freddie Mac STACR REMIC Trust Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. SOFR Index + 2.95%, 6.5932% 6/25/2042 (b)(c)(d)	285,593	288,598
Freddie Mac STACR REMIC Trust Series 2025-DNA1 Class A1, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5932% 1/25/2045 (b)(c)(d)	165,550	165,730
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class A1, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5432% 10/25/2045 (b)(c)(d)	400,000	400,053
Freddie Mac STACR REMIC Trust Series 2025-DNA4 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 10/25/2045 (b)(c)(d)	147,453	147,322
Freddie Mac STACR REMIC Trust Series 2026-DNA1 Class M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 2/25/2046 (b)(c)(d)	588,941	588,939
Galton Funding Mortgage Trust Series 2018-1 Class A33, 3.5% 11/25/2057 (d)	33,766	30,285
Galton Funding Mortgage Trust Series 2019-1 Class A21, 4.5% 2/25/2059 (d)	26,114	24,995
Galton Funding Mortgage Trust Series 2019-1 Class A32, 4% 2/25/2059 (d)	13,201	12,346
Galton Funding Mortgage Trust Series 2019-H1 Class M1, 3.339% 10/25/2059 (d)	600,000	567,988
Galton Funding Mortgage Trust Series 2020-H1 Class M1, 2.832% 1/25/2060 (d)	625,000	519,776
GCAT Trust Series 2025-NQM1 Class A1, 5.373% 11/25/2069 (d)	403,072	401,491
GCAT Trust Series 2026-NQM2 Class A1, 5.449% 2/25/2071 (c)(d)	1,349,481	1,343,610
GS Mortgage-Backed Securities Trust Series 2014-EB1A Class 2A1, 5.4644% 7/25/2044 (c)(d)	1,361	1,355
HOMES 2026-AFC1 Trust Series 2026-AFC1 Class A1, 4.846% 2/25/2061 (c)(d)	643,308	631,299
HOMES Trust Series 2025-NQM2 Class A1, 5.425% 2/25/2070 (d)	369,142	367,762
HOMES Trust Series 2025-NQM4 Class A1, 5.22% 8/25/2070 (c)(d)	358,830	355,495
HOMES Trust Series 2026-NQM2 Class A1, 5.488% 1/25/2071 (c)(d)	985,237	980,096
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/2056 (d)	284,274	243,250
Imperial Fund Mortgage Trust Series 2022-NQM4 Class A1, 5.767% 6/25/2067 (c)(d)	994,240	992,433
JP Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/2050 (d)	111,754	97,026
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1, 5.577% 9/25/2065 (c)(d)	883,955	882,431
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1, 5.195% 10/25/2065 (d)	435,715	431,902
JP Morgan Mortgage Trust Series 2026-NQM5 Class A1, 5.677% 1/25/2067 (d)	545,000	543,269
JP Morgan Mortgage Trust Series Series 2025-NQM3 Class A1, 5.495% 11/25/2065 (d)	564,181	562,696
MAST LLC Series 2026-R01 Class 2A1, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4932% 1/25/2046 (b)(c)(d)	1,397,661	1,397,658
MAST LLC Series 2026-R01 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 1/25/2046 (b)(c)(d)	297,515	297,126
MFA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/2064 (d)	124,235	109,377
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1, 5.443% 7/25/2070 (c)(d)	137,597	137,119
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC3 Class A1, 5.699% 6/25/2071 (c)(d)	5,000,000	5,000,000
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NEW2 Class A1, 5.764% 8/25/2071 (d)	105,000	104,747
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A1, 5.075% 3/25/2071 (c)(d)	289,359	285,736
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM4 Class A2, 5.4% 3/25/2071 (d)	252,022	249,467
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.35% 7/25/2065 (d)	555,093	551,602
New Residential Mortgage Loan Trust Series 2025-NQM4 Class A2, 5.603% 7/25/2065 (d)	1,110,191	1,105,331
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A2, 5.264% 10/26/2065 (d)	424,123	419,825
New Residential Mortgage Loan Trust Series 2026-NQM6 Class A1, 5.293% 5/25/2066 (c)(d)	2,159,642	2,139,702
New Residential Mortgage Loan Trust Series 2026-NQM8 Class A1, 5.564% 8/25/2066 (c)(d)	1,701,602	1,695,603
NRZT Series 2025-NQM6 Class A1, 5.085% 10/25/2065 (c)(d)	1,302,202	1,287,125
NYMT Loan Trust Series 2026-INV2 Class A1, 5.475% 4/25/2061 (c)(d)	512,261	510,107
NYMT Loan Trust Series 2026-INV3 Class A1, 5.307% 6/27/2061 (c)(d)	2,788,862	2,764,655
NYMT Loan Trust Series 2026-INV4 Class A1, 5.678% 8/25/2061 (c)(d)	2,329,152	2,330,867
OBX Trust Series 2019-EXP2 Class 2A2, CME Term SOFR 1 month Index + 1.3145%, 5.0389% 6/25/2059 (b)(c)(d)	31,348	31,354
OBX Trust Series 2020-EXP1 Class 2A1B, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 2/25/2060 (b)(c)(d)	663,002	654,196
OBX Trust Series 2020-EXP1 Class 2A2, CME Term SOFR 1 month Index + 1.0645%, 4.7318% 2/25/2060 (b)(c)(d)	63,281	62,701
OBX Trust Series 2020-EXP2 Class A9, 3% 5/25/2060 (d)	67,890	57,661
OBX Trust Series 2020-INV1 Class A5, 3.5% 12/25/2049 (d)	64,128	56,264
OBX Trust Series 2021-NQM1 Class A2, 1.175% 2/25/2066 (d)	171,202	153,883
OBX Trust Series 2025-NQM15 Class A1, 5.143% 7/27/2065 (c)(d)	222,235	219,995
OBX Trust Series 2025-NQM15 Class A1F, 4.7932% 7/27/2065 (c)(d)	232,492	232,533
OBX Trust Series 2025-NQM6 Class A1, 5.603% 3/25/2065 (c)(d)	957,766	956,765
OBX Trust Series 2026-HYB1 Class A1B, 3.4119% 2/25/2055 (c)(d)	3,527,912	3,424,556
OBX Trust Series 2026-NQM5 Class A1, 5.321% 1/25/2066 (c)(d)	698,750	693,800
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(d)	1,208,216	1,200,662
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	207,970	203,888
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	100,342	98,056
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(d)	564,580	553,257
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(d)	195,486	191,479
OSS Mortgage Trust Series 2024-H6 Class A2, 5.383% 9/25/2069 (d)	991,795	987,819
RCO IX Mortgage LLC Series 2026-4 Class A1, 5.6914% 8/25/2031 (d)	2,345,000	2,339,770
Rocket Mortgage Trust Series 2024-CES8 Class A1A, 5.4896% 11/25/2044 (d)(f)	816,003	815,311
Rocket Mortgage Trust Series 2024-CES9 Class A1A, 5.582% 12/25/2044 (d)(f)	158,447	158,467
Rocket Mortgage Trust Series 2024-RTL1 Class A1, 5.589% 10/25/2039 (d)	980,000	980,429
Santander Mortgage Asset Receivable Trust Series 2025-NQM5 Class A1, 5.067% 8/25/2065 (c)(d)	95,813	94,659
Santander Mortgage Asset Receivable Trust Series 2025-NQM6 Class A1, 5.138% 11/25/2065 (c)(d)	215,612	213,236
Sequoia Mortgage Trust Series 2018-CH2 Class A21, 4% 6/25/2048 (d)	29,087	26,352
Sequoia Mortgage Trust Series 2018-CH2 Class A3, 4% 6/25/2048 (d)	65,183	59,054
Sequoia Mortgage Trust Series 2018-CH3 Class A19, 4.5% 8/25/2048 (d)	840	826
SG Residential Mortgage Trust Series 2026-3 Class A1, 5.188% 4/25/2066 (c)(d)	499,562	494,383
SG Residential Mortgage Trust Series 2026-3 Class A2, 5.492% 4/25/2066 (d)	337,939	335,104
SG Residential Mortgage Trust Series 2026-5 Class A1, 5.505% 8/25/2066 (c)(d)	3,291,656	3,284,023
Spruce Hill Mortgage Loan Trust Series 2022-SH1 Class A1A, 4.1% 7/25/2057 (d)(f)	2,598,790	2,591,092
Starwood Mortgage Residential Trust Series 2020-1 Class A2, 2.408% 2/25/2050 (d)	203,055	195,160
Starwood Mortgage Residential Trust Series 2021-2 Class A1, 0.943% 5/25/2065 (d)	108,278	105,468
Starwood Mortgage Residential Trust Series 2021-4 Class A1, 1.162% 8/25/2056 (d)	627,663	555,218
Toorak Mortgage Corp Ltd Series 2021-INV1 Class A2, 1.409% 7/25/2056 (d)	95,376	88,517
Towd Point Mortgage Trust Series 2019-HY3 Class M1, CME Term SOFR 1 month Index + 1.6145%, 5.2818% 10/25/2059 (b)(c)(d)	420,000	420,863
Towd Point Mortgage Trust Series 2024-2 Class A1B, 4.9365% 12/25/2064 (c)(d)	831,718	833,934
Towd Point Mortgage Trust Series 2026-1 Class A1B, 4.3491% 1/25/2066 (c)(d)	1,094,383	1,073,332
Verus Securitization Trust Series 2021-1 Class A2, 1.052% 1/25/2066 (d)	105,480	95,932
Verus Securitization Trust Series 2021-1 Class A3, 1.155% 1/25/2066 (d)	62,329	56,768
Verus Securitization Trust Series 2021-2 Class A1, 1.031% 2/25/2066 (d)	146,053	133,851
Verus Securitization Trust Series 2021-R1 Class A2, 1.057% 10/25/2063 (d)	14,795	14,503
Verus Securitization Trust Series 2021-R2 Class A1, 0.918% 2/25/2064 (d)	141,976	135,281
Verus Securitization Trust Series 2023-6 Class A2, 6.939% 9/25/2068 (d)	171,759	171,467
Verus Securitization Trust Series 2023-7 Class A2, 7.272% 10/25/2068 (d)	70,579	70,478
Verus Securitization Trust Series 2023-8 Class A2, 6.6642% 12/25/2068 (d)	143,570	143,630
Verus Securitization Trust Series 2025-3 Class A1, 5.623% 5/25/2070 (c)(d)	293,418	293,177
Verus Securitization Trust Series 2025-7 Class A1F, 4.8432% 8/25/2070 (c)(d)	828,181	829,031
Verus Securitization Trust Series 2026-5 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 5/25/2071 (b)(c)(d)	2,864,675	2,866,352
Verus Securitization Trust Series 2026-6 Class A1, 5.513% 7/27/2071 (c)(d)	4,700,520	4,680,797
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (d)(f)	1,456,744	1,449,950
Verus Series 2026-R3 Class A1, 5.19% 2/27/2068 (c)(d)	662,220	653,217
TOTAL UNITED STATES		103,117,095
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $104,162,875)		103,117,095

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(d)	1,920,000	1,929,600
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(d)	257,000	257,321
ARES Commercial Mortgage Trust Series 2026-RTL Class B, CME Term SOFR 1 month Index + 1.4%, 5.05% 8/15/2043 (b)(c)(d)	800,000	801,000
ARES Commercial Mortgage Trust Series 2026-RTL Class C, CME Term SOFR 1 month Index + 1.55%, 5.2% 8/15/2043 (b)(c)(d)	1,530,000	1,531,913
BANK Series 2024-BNK47 Class A1, 5.523% 6/15/2057	130,950	131,614
Bank Series 2026-BNK52 Class A1, 4.845% 5/15/2069	394,926	392,619
BANK5 Series 2024-5YR11 Class AS, 6.139% 11/15/2057	690,000	698,814
BANK5 Series 2024-5YR12 Class A3, 5.902% 12/15/2057	1,090,000	1,112,878
BANK5 Series 2024-5YR12 Class AS, 6.122% 12/15/2057 (c)	485,000	492,218
BANK5 Series 2024-5YR9 Class A1, 4.8894% 8/15/2057	587,024	585,617
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	535,000	541,439
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	2,220,000	2,254,222
BANK5 Series 2026-5YR24 Class A3, 5.832% 8/15/2059	2,985,000	3,059,248
BBCMS Mortgage Trust Series 2026-5C40 Class A1, 4.4309% 2/15/2059	82,157	80,808
Benchmark Mortgage Trust Series 2024-V11 Class AM, 6.201% 11/15/2057	585,000	591,399
Benchmark Mortgage Trust Series 2024-V6 Class A1, 5.5678% 3/15/2057	84,506	84,628
Benchmark Mortgage Trust Series 2025-B41 Class A1, 4.4006% 7/15/2068	380,309	375,492
Benchmark Mortgage Trust Series 2025-V19 Class A3, 5.249% 1/15/2058 (c)	970,000	971,350
Benchmark Mortgage Trust Series 2026-B43 Class A1, 4.6544% 4/15/2063	579,931	573,902
Benchmark Mortgage Trust Series 2026-V20 Class A1, 4.332% 2/15/2059	192,805	190,169
BFLD Commercial Mortgage Trust Series 2025-5MW Class C, 5.6329% 10/10/2042 (c)(d)	300,000	296,311
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(d)(h)	583,700	584,430
BMARK Trust Series 2024-V8 Class A1, 5.514% 7/15/2057	286,096	287,769
BMO Mortgage Trust Series 2024-5C4 Class A3, 6.5262% 5/15/2057 (c)	1,000,000	1,030,406
BMO Mortgage Trust Series 2026-5C14 Class A3, 5.2094% 3/15/2059	1,655,000	1,649,281
BMO Mortgage Trust Series 2026-C14 Class A1, 4.3597% 2/15/2059	181,546	178,256
BMO Mortgage Trust Series 2026-C15 Class A1, 4.9255% 8/15/2059	1,455,000	1,448,148
BMO Series 2024-C8 Class A1, 5.5422% 3/15/2057	289,810	289,729
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(d)	1,299,000	1,299,809
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(d)	2,731,000	2,734,414
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(d)	139,000	138,643
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(d)(h)	1,893,207	1,889,666
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(d)	210,935	211,331
BX Commercial Mortgage Trust Series 2024-GPA3 Class B, CME Term SOFR 1 month Index + 1.6423%, 5.2815% 12/15/2039 (b)(c)(d)	542,514	543,870
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(d)	596,687	597,619
BX Commercial Mortgage Trust Series 2024-MDHS Class B, CME Term SOFR 1 month Index + 1.841%, 5.4802% 5/15/2041 (b)(c)(d)	696,500	698,024
BX Commercial Mortgage Trust Series 2024-SLCT Class B, CME Term SOFR 1 month Index + 1.7928%, 5.432% 1/15/2042 (b)(c)(d)	410,000	409,020
BX Commercial Mortgage Trust Series 2024-SLCT Class C, CME Term SOFR 1 month Index + 2.392%, 6.0312% 1/15/2042 (b)(c)(d)	1,045,000	1,043,705
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(d)	748,096	748,563
BX Series 2026-CLS Class B, CME Term SOFR 1 month Index + 1.7%, 5.3392% 5/15/2043 (b)(c)(d)	185,000	185,229
BX Series 2026-CLS Class C, CME Term SOFR 1 month Index + 2.35%, 5.9892% 5/15/2043 (b)(c)(d)	105,000	105,390
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(d)	2,125,000	2,130,313
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 4.6035% 11/15/2038 (b)(c)(d)	1,343,528	1,343,528
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(d)(h)	706,946	708,271
BX Trust Series 2025-ARIA Class C, 5.7012% 12/13/2042 (c)(d)	1,800,000	1,777,670
BX Trust Series 2025-GW Class A, CME Term SOFR 1 month Index + 1.6%, 5.239% 7/15/2042 (b)(c)(d)	1,150,000	1,153,594
BX Trust Series 2025-VOLT Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 12/15/2044 (b)(c)(d)	815,000	812,963
BX Trust Series 2025-VOLT Class B, CME Term SOFR 1 month Index + 2.1%, 5.7392% 12/15/2044 (b)(c)(d)	1,125,000	1,121,484
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(d)	746,000	747,865
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(d)	1,412,087	1,413,852
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(d)	496,000	496,310
BX Trust Series 2026-LBTY Class B, CME Term SOFR 1 month Index + 1.45%, 5.1% 8/15/2048 (b)(c)(d)	4,005,000	4,007,451
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(d)	939,099	942,034
BX Trust Series 2026-PNDA Class B, CME Term SOFR 1 month Index + 1.5%, 5.1392% 5/15/2043 (b)(c)(d)	2,520,000	2,526,300
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(d)	860,000	850,584
COMM Mortgage Trust Series 2014-CR15 Class B, 3.9101% 2/10/2047 (c)	320,341	318,710
CONE Commercial Mortgage Trust Series 2026-DFW3 Class A, 5.7506% 5/15/2043 (c)(d)	2,885,000	2,840,255
DBC Mortgage Trust Series 2025-DBC Class A, CME Term SOFR 1 month Index + 1.35%, 4.99% 11/15/2042 (b)(c)(d)	1,110,000	1,111,388
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(d)	669,000	669,836
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(d)	1,113,441	1,115,529
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (b)(c)(d)	415,748	417,827
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(d)(h)	951,911	952,506
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A1, 4.6% 6/25/2030	500,371	499,045
Hilt Commercial Mortgage Trust Series 2024-ORL Class B, CME Term SOFR 1 month Index + 1.9407%, 5.5799% 5/15/2037 (b)(c)(d)	965,000	966,201
Hudson Yards Mortgage Trust Series 2026-10HY Class A, 5.2554% 12/10/2039 (c)(d)	1,730,000	1,708,923
Hudson Yards Mortgage Trust Series 2026-10HY Class B, 5.3283% 12/10/2039 (c)(d)	1,080,000	1,066,917
HYT Commercial Mortgage Trust Series 2024-RGCY Class A, CME Term SOFR 1 month Index + 1.8415%, 5.4807% 9/15/2041 (b)(c)(d)	1,595,000	1,596,994
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (b)(c)(d)	291,800	287,249
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(d)	521,000	521,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(d)	2,874,000	2,705,153
MARQ Trust Series 2024-HOU Class B, CME Term SOFR 1 month Index + 2.0907%, 5.7299% 6/15/2039 (b)(c)(d)	1,070,000	1,068,387
Medical Commercial Mtg Trust Series 2024-MOB Class A, CME Term SOFR 1 month Index + 1.5915%, 5.2307% 5/15/2041 (b)(c)(d)	995,000	981,782
Morgan Stanley Bank Amer Trust Series 2025-C35 Class A1, 4.609% 8/15/2058	125,026	124,118
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.537% 8/15/2033 (b)(c)(d)	3,654,512	3,179,352
NXPT Commercial Mortgage Trust Series 2024-STOR Class A, 4.4553% 11/5/2041 (c)(d)	3,355,000	3,264,100
NYC Commercial Mortgage Trust Series 2025-28L Class B, 5.0069% 11/5/2038 (c)(d)	390,000	386,566
NYC Trust Series 2026-9W57 Class B, 5.3531% 6/6/2040 (c)(d)	2,185,000	2,148,749
Penn Commercial Mortgage Trust Series 2025-P11 Class A, 5.344% 8/10/2042 (c)(d)	680,000	680,256
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(d)	1,313,649	1,314,470
Rocket Mortgage Trust Series 2024-CNTR Class A, 5.3883% 11/13/2041 (d)	750,000	752,378
Scg Hotel Issuer Inc Series 2026-PALM Class B, CME Term SOFR 1 month Index + 1.5%, 5.1392% 7/15/2043 (b)(c)(d)	275,000	275,258
SDR Commercial Mortgage Trust Series 2024-DSNY Class B, CME Term SOFR 1 month Index + 1.7412%, 5.3804% 5/15/2039 (b)(c)(d)(h)	790,000	790,494
SLG Office Trust Series 2026-OMA Class A, 4.9653% 4/15/2041 (c)(d)	3,205,000	3,164,671
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(d)	1,157,000	1,157,723
Texas Coml Mortgage Trust Series 2025-TWR Class A, CME Term SOFR 1 month Index + 1.2931%, 4.9323% 4/15/2042 (b)(c)(d)	2,103,000	2,101,691
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (b)(c)(d)	1,060,000	1,054,700
Wells Fargo Commercial Mortgage Trust Series 2025-5C6 Class A1, 4.314% 10/15/2058	215,273	212,194
TOTAL UNITED STATES		92,492,505
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,490,969)		92,492,505

Fixed-Income Funds - 35.4%
	Shares	Value ($)
Baird Short-Term Bond Fund Institutional Class	62,621,134	591,769,715
Capital Group Short Duration Income ETF	1,941,747	49,728,141
DoubleLine Low Duration Bond Fund Class N	38,467,026	366,975,426
iShares 1-3 Year Treasury Bond ETF	3,332,570	272,904,157
iShares 3-7 Year Treasury Bond ETF	3,575,179	415,328,544
iShares Short Duration Bond Active ETF (i)	8,082,912	408,348,714
JPMorgan Limited Duration Bond ETF	3,838,776	199,558,770
PIMCO Enhanced Low Duration Active ETF	2,537,221	241,974,767
PIMCO Low Duration Income Fund Institutional Class	27,441,093	225,291,372
TOTAL FIXED-INCOME FUNDS (Cost $2,793,607,697)		2,771,879,606

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.0%
Colombian Republic 5.375% 1/21/2029 (Cost $1,451,156)	1,460,000	1,454,890

Non-Convertible Corporate Bonds - 14.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Woodside Finance Ltd 3.7% 9/15/2026 (d)	487,000	486,829
Health Care - 0.0%
Biotechnology - 0.0%
CSL Finance PLC 3.85% 4/27/2027 (d)	2,075,000	2,064,221
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (d)	1,740,000	1,742,679
Glencore Funding LLC 5.338% 4/4/2027 (d)	2,088,000	2,097,780
Glencore Funding LLC 5.4% 5/8/2028 (d)	644,000	649,343
TOTAL MATERIALS		4,489,802
TOTAL AUSTRALIA		7,040,852
BELGIUM - 0.0%
Financials - 0.0%
Banks - 0.0%
KBC Group NV 5.796% 1/19/2029 (c)(d)	2,675,000	2,710,786
BERMUDA - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Bacardi Ltd 4.7% 5/15/2028 (d)	4,736,000	4,707,603
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd 5.75% 7/1/2030	1,615,000	1,638,648
TOTAL BERMUDA		6,346,251
CANADA - 0.8%
Communication Services - 0.2%
Media - 0.0%
Videotron Ltd 3.625% 6/15/2029 (d)	1,892,000	1,820,582
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	4,425,000	4,395,768
Rogers Communications Inc 5% 2/15/2029	5,800,000	5,797,476
		10,193,244
TOTAL COMMUNICATION SERVICES		12,013,826
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (d)	2,500,000	2,468,232
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 3.85% 6/1/2027	3,333,000	3,315,772
Enbridge Inc 4.6% 6/20/2028	4,750,000	4,738,915
Enbridge Inc 5.9% 11/15/2026	400,000	400,760
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	2,890,000	2,892,693
TransCanada PipeLines Ltd 4.25% 5/15/2028	260,000	258,061
TOTAL ENERGY		11,606,201
Financials - 0.4%
Banks - 0.4%
Bank of Montreal 4.062% 9/22/2028 (c)	990,000	984,744
Bank of Montreal 4.338% 3/19/2030 (c)	2,038,000	2,013,796
Bank of Montreal 4.547% 6/2/2029 (c)	2,500,000	2,490,354
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	3,790,000	3,730,760
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	2,902,000	2,908,239
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (c)	1,100,000	1,083,178
Canadian Imperial Bank of Commerce 4.723% 6/16/2029 (c)	3,000,000	2,994,486
Canadian Imperial Bank of Commerce 4.862% 1/13/2028 (c)	2,500,000	2,504,033
National Bank of Canada 4.166% 1/20/2029 (c)	980,000	971,859
Royal Bank of Canada 4.4% 4/17/2030 (c)	4,445,000	4,383,155
Royal Bank of Canada 4.498% 8/6/2029 (c)	1,800,000	1,789,593
Royal Bank of Canada 4.652% 7/10/2029 (c)	3,280,000	3,271,628
TOTAL FINANCIALS		29,125,825
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp 4.8% 5/29/2029 (d)	855,000	849,110
Element Fleet Management Corp 5.037% 3/25/2030 (d)	2,050,000	2,040,278
Element Fleet Management Corp 5.643% 3/13/2027 (d)	1,970,000	1,978,637
TOTAL INDUSTRIALS		4,868,025
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4.9% 3/27/2028	1,535,000	1,538,466
TOTAL CANADA		61,620,575
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander Chile 4.55% 11/20/2030 (d)	2,460,000	2,413,014
Materials - 0.0%
Metals & Mining - 0.0%
Corp Nacional del Cobre de Chile 3% 9/30/2029 (g)	2,070,000	1,946,318
Corp Nacional del Cobre de Chile 3.625% 8/1/2027 (g)	404,000	399,475
TOTAL MATERIALS		2,345,793
TOTAL CHILE		4,758,807
DENMARK - 0.2%
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	2,544,000	2,540,105
Danske Bank A/S 4.613% 10/2/2030 (c)(d)	2,020,000	1,994,051
Danske Bank A/S 4.662% 3/27/2029 (c)(d)	6,080,000	6,070,346
Danske Bank A/S 5.427% 3/1/2028 (c)(d)	2,335,000	2,344,440

TOTAL DENMARK		12,948,942
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 4% 1/13/2029 (d)	978,000	960,256
Orange SA 4.25% 1/13/2031 (d)	2,535,000	2,442,427
TOTAL COMMUNICATION SERVICES		3,402,683
Financials - 0.3%
Banks - 0.3%
Banque Federative du Credit Mutuel SA 4.786% 7/9/2029 (d)	2,227,000	2,209,586
BNP Paribas SA 2.591% 1/20/2028 (c)(d)	3,200,000	3,173,854
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	1,990,000	1,984,244
Credit Agricole SA 5.23% 1/9/2029 (c)(d)	3,550,000	3,565,927
Societe Generale SA 5.249% 5/22/2029 (c)(d)	1,000,000	1,003,053
Societe Generale SA 5.5% 4/13/2029 (c)(d)	2,500,000	2,516,279
Societe Generale SA 5.519% 1/19/2028 (c)(d)	2,120,000	2,125,865
TOTAL FINANCIALS		16,578,808
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 5.626% 3/31/2031 (d)	2,755,000	2,762,290
TOTAL FRANCE		22,743,781
GERMANY - 0.9%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BMW US Capital LLC 3.95% 8/14/2028 (d)	1,820,000	1,791,031
BMW US Capital LLC 4.15% 4/9/2030 (d)	655,000	634,411
BMW US Capital LLC 4.3% 3/17/2028 (d)	2,660,000	2,642,758
BMW US Capital LLC 4.4% 3/19/2029 (d)	5,145,000	5,088,603
BMW US Capital LLC 4.6% 8/13/2027 (d)	725,000	725,875
BMW US Capital LLC 4.9% 8/6/2029 (d)	2,695,000	2,684,653
Mercedes-Benz Finance North America LLC 4.125% 3/10/2028 (d)	2,700,000	2,673,251
Mercedes-Benz Finance North America LLC 4.875% 8/3/2029 (d)	3,300,000	3,287,923
Volkswagen Group of America Finance LLC 4.450% 9/11/2027 (d)	895,000	894,104
Volkswagen Group of America Finance LLC 4.55% 9/11/2028 (d)	500,000	495,628
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	2,770,000	2,751,248
Volkswagen Group of America Finance LLC 4.85% 8/15/2027 (d)	3,675,000	3,687,102
Volkswagen Group of America Finance LLC 5.05% 3/27/2028 (d)	3,735,000	3,740,427
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (d)	1,425,000	1,425,409
Volkswagen Group of America Finance LLC 6% 11/16/2026 (d)	2,150,000	2,158,020
Volkswagen Group of America Finance LLC 6.2% 11/16/2028 (d)	1,130,000	1,156,180
TOTAL CONSUMER DISCRETIONARY		35,836,623
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.552% 1/7/2028 (c)	2,600,000	2,580,645
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	3,270,000	3,291,225
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	1,000,000	1,004,413
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	3,692,000	3,780,329
TOTAL FINANCIALS		10,656,612
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	10,553,000	10,412,766
Bayer US Finance LLC 5.125% 7/20/2031 (d)	1,625,000	1,611,576
EMD Finance LLC 4.125% 8/15/2028 (d)	5,145,000	5,086,191
TOTAL HEALTH CARE		17,110,533
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 4.3% 8/12/2027 (d)	870,000	868,616
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (d)	2,500,000	2,508,089
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (d)	1,250,000	1,257,676
TOTAL INDUSTRIALS		4,634,381
TOTAL GERMANY		68,238,149
HONG KONG - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HPHT Finance 21 II Ltd 1.5% 9/17/2026 (g)	650,000	649,245
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
State Bank of India/London 4.875% 5/5/2028 (g)	1,580,000	1,576,018
Consumer Finance - 0.0%
Tata Capital Ltd 5.389% 7/21/2028 (g)	1,550,000	1,553,379
TOTAL INDIA		3,129,397
INDONESIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Mandiri Persero Tbk PT 4.9% 3/24/2028 (g)	2,140,000	2,129,300
IRELAND - 0.3%
Financials - 0.2%
Banks - 0.0%
Bank of Ireland Group PLC 2.029% 9/30/2027 (c)(d)	2,200,000	2,194,984
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,720,000	1,652,158
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,500,000	2,468,797
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,478,000	1,450,186
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	2,500,000	2,536,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,406,000	4,451,914
		12,559,510
TOTAL FINANCIALS		14,754,494
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (d)	2,700,000	2,626,345
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)	2,500,000	2,503,610
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)	500,000	506,606
TOTAL INDUSTRIALS		5,636,561
TOTAL IRELAND		20,391,055
ISRAEL - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank Leumi Le-Israel BM 5.343% 6/29/2029 (d)(g)	2,400,000	2,410,218
ITALY - 0.1%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 5% 6/29/2030 (c)(d)	1,615,000	1,606,018
Utilities - 0.1%
Electric Utilities - 0.1%
ENEL Finance International NV 4.125% 9/30/2028 (d)	2,897,000	2,859,105
ENEL Finance International NV 4.625% 7/13/2029 (d)	3,405,000	3,372,116
ENEL Finance International NV 5.125% 6/26/2029 (d)	2,450,000	2,465,452
TOTAL UTILITIES		8,696,673
TOTAL ITALY		10,302,691
JAPAN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (d)	690,000	690,146
NTT Finance Corp 4.62% 7/16/2028 (d)	4,460,000	4,439,725
NTT Finance Corp 4.741% 3/31/2028 (d)	4,456,000	4,447,814
TOTAL COMMUNICATION SERVICES		9,577,685
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (d)	4,385,000	4,396,732
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	200,000	198,223
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (c)	457,000	456,684
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	1,650,000	1,662,574
Mizuho Financial Group Inc 4.782% 7/13/2030 (c)	3,280,000	3,256,028
Mizuho Financial Group Inc 5.414% 9/13/2028 (c)	2,500,000	2,519,025
TOTAL FINANCIALS		8,092,534
TOTAL JAPAN		22,066,951
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 5.375% 4/24/2030 (g)	2,920,000	2,936,732
Industrials - 0.0%
Ground Transportation - 0.0%
Kazakhstan Temir Zholy National Co JSC 4.875% 4/29/2031 (d)	630,000	614,250
TOTAL KAZAKHSTAN		3,550,982
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
KT Corp 4.125% 2/2/2028 (d)	900,000	893,457
KT Corp 4.625% 1/13/2030 (d)	2,230,000	2,212,156
TOTAL COMMUNICATION SERVICES		3,105,613
Financials - 0.1%
Banks - 0.1%
Shinhan Bank Co Ltd 4.5% 3/26/2028 (g)	2,380,000	2,361,718
Financial Services - 0.0%
Korea Housing Finance Corp 4.625% 2/24/2028 (d)	1,600,000	1,602,934
TOTAL FINANCIALS		3,964,652
Industrials - 0.0%
Electrical Equipment - 0.0%
LG Energy Solution Ltd 5.375% 7/2/2029 (g)	2,350,000	2,362,046
TOTAL KOREA (SOUTH)		9,432,311
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Equate Petrochemical Co KSCC 4.25% 11/3/2026 (g)	1,850,000	1,844,284
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd 5.4% 8/8/2028 (f)	2,320,000	2,329,744
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (g)	2,350,000	2,357,003
NETHERLANDS - 0.2%
Consumer Staples - 0.0%
Beverages - 0.0%
Heineken NV 3.5% 1/29/2028 (d)	4,438,000	4,365,566
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 4.655% 8/22/2028 (c)(d)	2,100,000	2,100,662
Cooperatieve Rabobank UA 5.564% 2/28/2029 (c)(d)	1,720,000	1,741,204
ING Groep NV 4.017% 3/28/2028 (c)	2,100,000	2,094,335
ING Groep NV 4.858% 3/25/2029 (c)	980,000	980,906
TOTAL FINANCIALS		6,917,107
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 3.15% 5/1/2027	2,195,000	2,174,623
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	1,038,000	1,020,734
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	1,965,000	1,944,938
NXP BV / NXP Funding LLC / NXP USA Inc 4.4% 6/1/2027	555,000	554,093
NXP BV / NXP Funding LLC 5.55% 12/1/2028	1,100,000	1,113,356
TOTAL INFORMATION TECHNOLOGY		6,807,744
TOTAL NETHERLANDS		18,090,417
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Var Energi ASA 5% 5/18/2027 (d)	3,415,000	3,420,325
Var Energi ASA 7.5% 1/15/2028 (d)	6,360,000	6,560,411
TOTAL ENERGY		9,980,736
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 4.832% 3/30/2032 (c)(d)	1,955,000	1,926,687
TOTAL NORWAY		11,907,423
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Consumer 3.25% 3/22/2028 (g)	1,685,000	1,629,580
QATAR - 0.0%
Financials - 0.0%
Banks - 0.0%
QNB Finance Ltd 4.875% 1/30/2029 (g)	1,970,000	1,957,924
SAUDI ARABIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
STC Sukuk Co II Ltd 4.489% 1/15/2031 (d)	1,620,000	1,578,026
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SA Global Sukuk Ltd 4.125% 9/17/2030 (d)	1,890,000	1,819,976
Materials - 0.1%
Chemicals - 0.1%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)	1,500,000	1,495,620
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (g)	780,000	777,722
TOTAL MATERIALS		2,273,342
TOTAL SAUDI ARABIA		5,671,344
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.005% 8/25/2030 (c)	2,000,000	1,993,324
Banco Santander SA 5.552% 3/14/2028 (c)	2,000,000	2,009,270
CaixaBank SA 4.818% 4/22/2032 (c)(d)	1,245,000	1,217,895
CaixaBank SA 6.684% 9/13/2027 (c)(d)	3,185,000	3,187,132

TOTAL SPAIN		8,407,621
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	1,696,000	1,686,257
UBS Group AG 3.869% 1/12/2029 (c)(d)	990,000	978,656
UBS Group AG 5.428% 2/8/2030 (c)(d)	500,000	505,036

TOTAL SWITZERLAND		3,169,949
THAILAND - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL 4.26% 3/4/2031 (g)	1,630,000	1,570,032
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Abu Dhabi Developmental Holding Co PJSC 4.5% 5/6/2030 (g)	2,420,000	2,375,762
UNITED KINGDOM - 1.4%
Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Europacific Partners PLC 1.5% 1/15/2027 (d)	475,000	469,848
Tobacco - 0.3%
BAT Capital Corp 2.259% 3/25/2028	2,700,000	2,600,351
BAT Capital Corp 3.557% 8/15/2027	2,490,000	2,469,036
BAT International Finance PLC 4.448% 3/16/2028	5,390,000	5,368,889
Imperial Brands Finance PLC 4.5% 6/30/2028 (d)	4,075,000	4,052,456
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)	3,819,000	3,864,895
		18,355,627
TOTAL CONSUMER STAPLES		18,825,475
Financials - 1.1%
Banks - 1.0%
Barclays PLC 4.219% 5/24/2030 (c)	2,250,000	2,198,193
Barclays PLC 4.476% 11/11/2029 (c)	1,630,000	1,611,946
Barclays PLC 4.836% 5/9/2028	1,475,000	1,472,155
Barclays PLC 4.911% 6/26/2030 (c)	1,775,000	1,762,923
Barclays PLC 4.972% 5/16/2029 (c)	960,000	960,246
Barclays PLC 5.086% 2/25/2029 (c)	2,490,000	2,496,457
Barclays PLC 5.501% 8/9/2028 (c)	2,500,000	2,517,559
Barclays PLC 5.674% 3/12/2028 (c)	2,500,000	2,515,479
Barclays PLC 7.385% 11/2/2028 (c)	2,400,000	2,467,640
HSBC Holdings PLC 4.398% 3/10/2030 (c)	2,050,000	2,018,026
HSBC Holdings PLC 4.583% 6/19/2029 (c)	3,790,000	3,774,564
HSBC Holdings PLC 4.711% 5/12/2030 (c)	2,750,000	2,722,485
HSBC Holdings PLC 4.899% 3/3/2029 (c)	2,070,000	2,073,113
HSBC Holdings PLC 5.13% 11/19/2028 (c)	1,890,000	1,898,341
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,214,000	2,228,173
HSBC Holdings PLC 7.39% 11/3/2028 (c)	2,000,000	2,060,925
Lloyds Banking Group PLC 3.574% 11/7/2028 (c)	2,600,000	2,567,165
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	1,463,000	1,437,318
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	960,000	960,341
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	2,510,000	2,517,940
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	3,241,000	3,293,348
NatWest Group PLC 4.892% 5/18/2029 (c)	3,170,000	3,174,682
NatWest Group PLC 5.076% 1/27/2030 (c)	600,000	601,765
NatWest Group PLC 5.516% 9/30/2028 (c)	2,500,000	2,522,896
NatWest Group PLC 5.583% 3/1/2028 (c)	700,000	703,526
NatWest Markets PLC 4.654% 3/27/2029 (d)	5,555,000	5,519,544
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	1,605,000	1,583,744
Standard Chartered PLC 4.299% 1/13/2030 (c)(d)	3,474,000	3,414,177
Standard Chartered PLC 4.3% 2/19/2027 (d)	327,000	326,482
Standard Chartered PLC 5.076% 8/13/2030 (c)(d)	1,570,000	1,566,771
Standard Chartered PLC 5.688% 5/14/2028 (c)(d)	2,055,000	2,068,136
Standard Chartered PLC 6.301% 1/9/2029 (c)(d)	870,000	885,469
		67,921,529
Capital Markets - 0.0%
Rentokil Terminix Funding PLC 4.625% 4/23/2031 (d)	2,140,000	2,076,793
Financial Services - 0.1%
LSEG US Finance Corp 4.25% 3/23/2029 (d)	2,860,000	2,816,778
Nationwide Building Society 4.649% 7/14/2029 (c)(d)	1,100,000	1,096,872
Nationwide Building Society 6.557% 10/18/2027 (c)(d)	2,500,000	2,506,663
		6,420,313
TOTAL FINANCIALS		76,418,635
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	3,295,000	3,325,088
TOTAL UNITED KINGDOM		98,569,198
UNITED STATES - 9.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
AT&T Inc 4.1% 2/15/2028	895,000	887,978
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (d)	1,078,000	1,062,589
SBA Tower Trust 4.831% 10/15/2054 (d)	2,245,000	2,230,433
SBA Tower Trust 6.599% 11/15/2052 (d)	1,160,000	1,167,267
Space Exploration Technologies Corp 5.35% 7/15/2031 (d)	2,020,000	1,974,449
		7,322,716
Entertainment - 0.0%
Take-Two Interactive Software Inc 4.95% 3/28/2028	2,705,000	2,712,058
Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	2,600,000	2,561,192
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,330,000	4,293,965
Charter Communications Operating LLC / Charter Communications Operating Capital 6.05% 2/15/2032	2,585,000	2,587,831
Cox Communications Inc 3.35% 9/15/2026 (d)	795,000	794,665
Cox Communications Inc 3.5% 8/15/2027 (d)	1,255,000	1,241,179
Cox Communications Inc 5.45% 9/15/2028 (d)	1,895,000	1,904,006
		13,382,838
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 3.375% 4/15/2029	1,020,000	983,441
TOTAL COMMUNICATION SERVICES		24,401,053
Consumer Discretionary - 0.7%
Automobiles - 0.4%
American Honda Finance Corp 4.55% 4/10/2028	1,682,000	1,676,429
American Honda Finance Corp 4.9% 4/10/2031	620,000	611,686
American Honda Finance Corp 5.65% 11/15/2028	3,745,000	3,812,898
General Motors Financial Co Inc 4.2% 10/27/2028	1,500,000	1,479,738
General Motors Financial Co Inc 4.75% 4/6/2029	1,330,000	1,322,233
General Motors Financial Co Inc 5.35% 7/15/2027	1,658,000	1,669,497
General Motors Financial Co Inc 5.4% 5/8/2027	4,751,000	4,777,291
General Motors Financial Co Inc 5.8% 1/7/2029	1,800,000	1,833,355
General Motors Financial Co Inc 6% 1/9/2028	2,350,000	2,383,863
Hyundai Capital America 4.25% 1/8/2029 (d)	1,390,000	1,366,723
Hyundai Capital America 4.5% 6/16/2028 (d)	1,506,000	1,497,480
Hyundai Capital America 4.6% 4/6/2028 (d)	2,210,000	2,202,006
Hyundai Capital America 4.75% 6/18/2029 (d)	650,000	644,803
Hyundai Capital America 4.875% 6/23/2027 (d)	1,500,000	1,505,488
Hyundai Capital America 5% 1/7/2028 (d)	2,415,000	2,420,744
Hyundai Capital America 5.25% 1/8/2027 (d)	1,075,000	1,078,350
Hyundai Capital America 5.6% 3/30/2028 (d)	1,660,000	1,677,199
		31,959,783
Broadline Retail - 0.1%
Amazon.com Inc 4.6% 7/9/2029	4,730,000	4,708,376
Diversified Consumer Services - 0.1%
ERAC USA Finance LLC 4.6% 5/1/2028 (d)	3,880,000	3,876,620
ERAC USA Finance LLC 5% 2/15/2029 (d)	1,705,000	1,713,230
		5,589,850
Hotels, Restaurants & Leisure - 0.0%
Airbnb Inc 4.4% 3/16/2029	1,965,000	1,948,184
Darden Restaurants Inc 4.35% 10/15/2027	1,680,000	1,674,819
		3,623,003
Specialty Retail - 0.1%
AutoNation Inc 1.95% 8/1/2028	2,700,000	2,554,844
AutoZone Inc 5.125% 6/15/2030	2,335,000	2,343,137
O'Reilly Automotive Inc 4.35% 6/1/2028	1,883,000	1,870,057
		6,768,038
TOTAL CONSUMER DISCRETIONARY		52,649,050
Consumer Staples - 0.2%
Beverages - 0.1%
Keurig Dr Pepper Inc 3.95% 4/15/2029	338,000	329,758
Keurig Dr Pepper Inc 4.35% 5/15/2028	1,930,000	1,914,081
Keurig Dr Pepper Inc 5.05% 3/15/2029	2,010,000	2,012,585
Maple Parent Holdings Corp 4.75% 3/26/2029 (d)	2,420,000	2,401,279
Molson Coors Beverage Co 4.9% 7/8/2031	1,545,000	1,523,410
		8,181,113
Consumer Staples Distribution & Retail - 0.0%
Mars Inc 4.6% 3/1/2028 (d)	1,080,000	1,079,560
Food Products - 0.1%
Bunge Ltd Finance Corp 4.9% 4/21/2027	1,680,000	1,684,901
Conagra Brands Inc 1.375% 11/1/2027	1,997,000	1,920,513
Conagra Brands Inc 7% 10/1/2028	1,190,000	1,235,099
		4,840,513
Tobacco - 0.0%
Philip Morris International Inc 5.125% 11/17/2027	787,000	792,092
TOTAL CONSUMER STAPLES		14,893,278
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/2027	3,305,000	3,310,901
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (d)	1,632,000	1,665,622
DCP Midstream Operating LP 5.125% 5/15/2029	950,000	954,884
DCP Midstream Operating LP 5.625% 7/15/2027	2,500,000	2,518,354
Diamondback Energy Inc 5.2% 4/18/2027	1,500,000	1,506,665
Energy Transfer LP 4.55% 1/15/2031	1,635,000	1,598,209
Energy Transfer LP 5.25% 7/1/2029	573,000	578,585
Energy Transfer LP 6.05% 12/1/2026	2,445,000	2,452,114
EQT Corp 3.9% 10/1/2027	581,000	575,915
EQT Corp 5.7% 4/1/2028	2,000,000	2,027,005
Marathon Petroleum Corp 3.8% 4/1/2028	2,600,000	2,564,413
MPLX LP 4% 3/15/2028	2,600,000	2,570,427
ONEOK Inc 5.55% 11/1/2026	1,440,000	1,441,576
ONEOK Inc 5.625% 1/15/2028 (d)	875,000	881,037
Sabine Pass Liquefaction LLC 4.2% 3/15/2028	308,000	305,923
Targa Resources Corp 4.35% 1/15/2029	980,000	970,139
Targa Resources Corp 5.2% 7/1/2027	345,000	347,025
Western Gas Partners LP 6.35% 1/15/2029	598,000	616,052
Williams Cos Inc/The 4.8% 11/15/2029	1,365,000	1,361,224
Williams Cos Inc/The 4.9% 3/15/2029	140,000	140,195
TOTAL ENERGY		28,386,265
Financials - 4.0%
Banks - 1.7%
Bank of America Corp 4.271% 7/23/2029 (c)	4,480,000	4,436,993
Bank of America Corp 4.456% 2/6/2032 (c)	2,010,000	1,952,788
Bank of America Corp 4.623% 5/9/2029 (c)	7,092,000	7,076,605
Bank of America Corp 4.948% 7/22/2028 (c)	2,902,000	2,910,229
Bank of America Corp 5.202% 4/25/2029 (c)	3,500,000	3,523,255
Citigroup Inc 3.52% 10/27/2028 (c)	2,300,000	2,270,335
Citigroup Inc 3.887% 1/10/2028 (c)	2,000,000	1,995,663
Citigroup Inc 3.98% 3/20/2030 (c)	1,100,000	1,074,228
Citigroup Inc 4.075% 4/23/2029 (c)	2,300,000	2,274,703
Citigroup Inc 4.503% 9/11/2031 (c)	2,010,000	1,961,134
Citigroup Inc 4.786% 3/4/2029 (c)	3,280,000	3,279,436
Citigroup Inc 5.174% 2/13/2030 (c)	1,750,000	1,758,353
Fifth Third Bancorp 4.566% 4/29/2032 (c)	2,030,000	1,967,371
Fifth Third Bancorp 6.339% 7/27/2029 (c)	1,160,000	1,192,134
First-Citizens Bank & Trust Co 5.097% 7/13/2029 (c)	2,707,000	2,700,871
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	2,010,000	1,953,055
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,940,000	1,986,306
JPMorgan Chase & Co 4.005% 4/23/2029 (c)	2,390,000	2,362,104
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	2,075,000	2,008,281
JPMorgan Chase & Co 4.408% 4/23/2030 (c)	2,700,000	2,663,633
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	2,491,000	2,496,865
JPMorgan Chase & Co 4.864% 7/23/2030 (c)	1,850,000	1,844,471
JPMorgan Chase & Co 4.979% 7/22/2028 (c)	4,374,000	4,389,731
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	4,255,000	4,263,497
JPMorgan Chase & Co 5.299% 7/24/2029 (c)	2,250,000	2,271,468
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (c)	2,020,000	2,019,933
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	2,557,000	2,542,500
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	2,500,000	2,491,428
PNC Financial Services Group Inc/The 4.831% 7/19/2030 (c)	2,505,000	2,496,864
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	950,000	958,654
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	1,500,000	1,521,658
Regions Bank/Birmingham AL 4.755% 7/27/2029 (c)	2,555,000	2,544,945
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	2,550,000	2,528,810
Santander Holdings USA Inc 5.04% 6/5/2030 (c)	1,505,000	1,494,617
Truist Financial Corp 1.887% 6/7/2029 (c)	2,700,000	2,562,730
Truist Financial Corp 4.123% 6/6/2028 (c)	2,511,000	2,500,656
Truist Financial Corp 4.873% 1/26/2029 (c)	2,500,000	2,501,895
Truist Financial Corp 4.957% 7/23/2030 (c)	1,205,000	1,201,364
Truist Financial Corp 7.161% 10/30/2029 (c)	1,840,000	1,923,002
US Bancorp 4.548% 7/22/2028 (c)	2,810,000	2,808,117
US Bancorp 4.857% 7/27/2030 (c)	4,300,000	4,286,916
US Bancorp 5.775% 6/12/2029 (c)	2,400,000	2,440,581
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,130,000	3,112,260
Wells Fargo & Co 4.577% 5/20/2029 (c)	2,500,000	2,491,764
Wells Fargo & Co 4.9% 1/24/2028 (c)	4,085,000	4,091,430
Wells Fargo & Co 4.97% 4/23/2029 (c)	5,025,000	5,042,258
Wells Fargo & Co 5.707% 4/22/2028 (c)	2,500,000	2,517,435
Wells Fargo & Co 6.303% 10/23/2029 (c)	2,000,000	2,058,012
		124,751,338
Capital Markets - 1.0%
Athene Global Funding 4.83% 5/9/2028 (d)	590,000	587,464
Athene Global Funding 5.133% 6/1/2029 (d)	1,572,000	1,566,811
Athene Global Funding 5.339% 1/15/2027 (d)	2,500,000	2,506,962
Athene Global Funding 5.38% 1/7/2030 (d)	444,000	442,077
Athene Global Funding 5.516% 3/25/2027 (d)	2,503,000	2,515,284
Charles Schwab Corp/The 4.744% 5/21/2030 (c)	2,455,000	2,445,879
Equitable America Global Funding 4.65% 6/9/2028 (d)	4,970,000	4,948,237
Equitable America Global Funding 4.95% 6/25/2029 (d)	1,000,000	997,131
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	2,800,000	2,798,070
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	5,955,000	5,901,879
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	4,390,000	4,381,171
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	3,775,000	3,783,086
Goldman Sachs Group Inc/The 5.218% 4/23/2031 (c)	1,980,000	1,981,229
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	2,750,000	2,834,284
Intercontinental Exchange Inc 4.7% 8/20/2029	2,105,000	2,098,873
LPL Holdings Inc 4.625% 11/15/2027 (d)	470,000	466,758
LPL Holdings Inc 4.9% 4/3/2028	3,105,000	3,102,087
LPL Holdings Inc 5.7% 5/20/2027	3,103,000	3,125,734
LPL Holdings Inc 6.75% 11/17/2028	2,045,000	2,117,230
Morgan Stanley 3.772% 1/24/2029 (c)	2,290,000	2,261,222
Morgan Stanley 4.238% 1/9/2030 (c)	2,100,000	2,065,105
Morgan Stanley 4.708% 3/12/2032 (c)	2,005,000	1,957,169
Morgan Stanley 4.868% 7/12/2029 (c)	2,145,000	2,145,205
Morgan Stanley 4.994% 4/12/2029 (c)	4,050,000	4,063,205
Morgan Stanley 5.164% 4/20/2029 (c)	2,500,000	2,516,224
Morgan Stanley 6.296% 10/18/2028 (c)	2,450,000	2,495,032
Morgan Stanley 6.407% 11/1/2029 (c)	2,400,000	2,472,946
Sammons Financial Group Global Funding 5.05% 1/10/2028 (d)	2,893,000	2,890,878
Sammons Financial Group Global Funding 5.1% 12/10/2029 (d)	2,700,000	2,679,167
State Street Bank & Trust Co 4.701% 7/23/2029	3,985,000	3,993,404
		78,139,803
Consumer Finance - 0.4%
American Express Co 4.444% 5/3/2030 (c)	2,220,000	2,195,193
American Express Co 4.731% 4/25/2029 (c)	3,255,000	3,256,780
American Express Co 5.043% 7/26/2028 (c)	1,360,000	1,366,384
American Express Co 5.098% 2/16/2028 (c)	640,000	641,743
Capital One Financial Corp 5.468% 2/1/2029 (c)	3,550,000	3,580,583
Capital One Financial Corp 6.312% 6/8/2029 (c)	1,100,000	1,126,193
Capital One Financial Corp 7.149% 10/29/2027 (c)	1,805,000	1,812,183
Ford Motor Credit Co LLC 4.97% 4/6/2029	1,740,000	1,721,448
Ford Motor Credit Co LLC 5.125% 11/5/2026	1,230,000	1,231,186
Ford Motor Credit Co LLC 5.303% 9/6/2029	400,000	398,740
Ford Motor Credit Co LLC 5.431% 8/13/2029	1,611,000	1,610,645
Ford Motor Credit Co LLC 5.8% 3/5/2027	5,085,000	5,110,028
Ford Motor Credit Co LLC 5.8% 3/8/2029	1,370,000	1,381,065
Ford Motor Credit Co LLC 5.85% 5/17/2027	2,500,000	2,515,456
Ford Motor Credit Co LLC 5.918% 3/20/2028	1,690,000	1,706,071
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	1,868,000	1,852,008
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	780,000	770,463
Synchrony Financial 5.45% 10/15/2030 (c)	299,000	298,766
		32,574,935
Financial Services - 0.6%
CNH Industrial Capital LLC 4.375% 3/7/2031	4,910,000	4,742,991
CNH Industrial Capital LLC 4.5% 10/8/2027	800,000	799,132
CNH Industrial Capital LLC 4.55% 4/10/2028	2,250,000	2,239,479
CNH Industrial Capital LLC 5.1% 4/20/2029	1,200,000	1,203,137
Crown Castle Towers LLC 4.241% 7/15/2048 (d)	435,000	429,610
Equitable Holdings Inc 4.35% 4/20/2028	2,500,000	2,479,383
Fidelity National Information Services Inc 4.45% 3/10/2028	2,240,000	2,227,023
Fidelity National Information Services Inc 4.55% 3/10/2029	4,770,000	4,715,615
Fidelity National Information Services Inc 4.8% 3/10/2031	1,020,000	998,903
Fiserv Inc 3.5% 7/1/2029	2,540,000	2,433,467
Fiserv Inc 4.2% 10/1/2028	1,951,000	1,921,320
Fiserv Inc 4.55% 2/15/2031	1,455,000	1,405,087
Fiserv Inc 5.375% 8/21/2028	1,850,000	1,864,695
Gabx Leasing LLC 4.625% 4/15/2031 (d)	1,390,000	1,350,898
Global Payments Inc 3.2% 8/15/2029	4,290,000	4,052,852
Global Payments Inc 4.5% 11/15/2028	735,000	724,789
Global Payments Inc 4.55% 3/15/2028	3,640,000	3,612,478
Jackson Financial Inc 5.17% 6/8/2027	2,500,000	2,508,403
National Rural Utilities Cooperative Finance Corp 4.05% 2/9/2029	2,025,000	1,990,267
Penske Truck Leasing Co Lp / PTL Finance Corp 3.4% 11/15/2026 (d)	590,000	588,642
Penske Truck Leasing Co Lp / PTL Finance Corp 5.35% 1/12/2027 (d)	1,560,000	1,563,722
		43,851,893
Insurance - 0.3%
CNO Global Funding 1.75% 10/7/2026 (d)	1,810,000	1,805,562
CNO Global Funding 4.875% 12/10/2027 (d)	1,250,000	1,249,242
Corebridge Global Funding 4.25% 8/21/2028 (d)	1,520,000	1,502,093
Corebridge Global Funding 4.65% 8/20/2027 (d)	840,000	841,011
Corebridge Global Funding 4.9% 1/7/2028 (d)	2,500,000	2,506,271
Corebridge Global Funding 5.2% 1/12/2029 (d)	1,795,000	1,801,451
Equitable Financial Life Global Funding 1.8% 3/8/2028 (d)	1,040,000	993,914
Health Care Service Corp 5.2% 6/15/2029 (d)	2,085,000	2,094,682
Jackson National Life Global Funding 4.8% 4/9/2029 (d)	500,000	496,438
Jackson National Life Global Funding 4.85% 6/23/2028 (d)	1,595,000	1,591,576
Jackson National Life Global Funding 5.55% 7/2/2027 (d)	1,430,000	1,441,211
Lincoln Financial Global Funding 5.3% 1/13/2030 (d)	1,598,000	1,605,206
MassMutual Global Funding II 4% 1/22/2029 (d)	788,000	773,446
Principal Life Global Funding II 4.65% 5/18/2029 (d)	3,000,000	2,973,745
RGA Global Funding 4.35% 8/25/2028 (d)	2,990,000	2,958,752
RGA Global Funding 5.448% 5/24/2029 (d)	880,000	891,619
Western-Southern Global Funding 4.25% 1/29/2029 (d)	1,720,000	1,693,145
		27,219,364
TOTAL FINANCIALS		306,537,333
Health Care - 1.1%
Biotechnology - 0.0%
AbbVie Inc 4.65% 3/15/2030	1,880,000	1,867,907
Health Care Equipment & Supplies - 0.4%
Augusta SpinCo Corp 4.398% 3/23/2029	5,754,000	5,685,571
Baxter International Inc 2.272% 12/1/2028	4,155,000	3,916,361
Becton Dickinson & Co 4.693% 2/13/2028	4,455,000	4,452,541
Becton Dickinson & Co 5.081% 6/7/2029	1,050,000	1,044,609
Medline Borrower LP 3.875% 4/1/2029 (d)	11,170,000	10,816,126
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	373,000	378,957
Solventum Corp 5.45% 2/25/2027	792,000	794,443
Stryker Corp 4.7% 2/10/2028	2,322,000	2,324,995
		29,413,603
Health Care Providers & Services - 0.4%
Cencora Inc 3.45% 12/15/2027	840,000	828,044
Cencora Inc 3.95% 2/13/2029	1,435,000	1,406,393
Cencora Inc 4.625% 12/15/2027	1,180,000	1,180,298
Centene Corp 4.25% 12/15/2027	362,000	359,823
Centene Corp 4.625% 12/15/2029	1,235,000	1,203,933
CVS Health Corp 1.3% 8/21/2027	5,545,000	5,377,737
CVS Health Corp 4.3% 3/25/2028	4,220,000	4,190,641
CVS Health Corp 5.4% 6/1/2029	940,000	952,727
HCA Inc 3.125% 3/15/2027	3,480,000	3,458,635
HCA Inc 4.3% 11/15/2030	1,230,000	1,192,852
HCA Inc 5.625% 9/1/2028	4,265,000	4,317,381
Humana Inc 3.7% 3/23/2029	1,137,000	1,103,110
Humana Inc 5.75% 12/1/2028	2,052,000	2,086,332
Humana Inc 5.75% 3/1/2028	1,440,000	1,457,890
Icon Investments Six DAC 5.064% 8/13/2029 (d)	1,180,000	1,177,663
Icon Investments Six DAC 5.421% 8/13/2031 (d)	1,065,000	1,059,536
		31,352,995
Health Care Technology - 0.1%
IQVIA Inc 5.7% 5/15/2028	3,470,000	3,503,052
IQVIA Inc 6.25% 2/1/2029	2,580,000	2,648,695
		6,151,747
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.9% 1/15/2032 (d)	5,335,000	5,283,806
Revvity Inc 1.9% 9/15/2028	2,624,000	2,473,964
		7,757,770
Pharmaceuticals - 0.1%
Haleon US Capital LLC 4.625% 8/21/2029	3,265,000	3,248,753
Viatris Inc 2.3% 6/22/2027	4,118,000	4,036,277
		7,285,030
TOTAL HEALTH CARE		83,829,052
Industrials - 0.5%
Aerospace & Defense - 0.1%
Boeing Co 3.25% 2/1/2028	1,500,000	1,469,281
Boeing Co 3.25% 3/1/2028	1,683,000	1,645,865
Boeing Co 6.259% 5/1/2027	4,135,000	4,179,113
Boeing Co 6.298% 5/1/2029	317,000	327,512
Huntington Ingalls Industries Inc 5.353% 1/15/2030	740,000	746,009
RTX Corp 6.7% 8/1/2028	678,000	703,723
RTX Corp 7% 11/1/2028	644,000	670,670
		9,742,173
Building Products - 0.0%
Owens Corning 5.5% 6/15/2027	690,000	695,481
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.05% 4/15/2028	3,180,000	3,234,270
Regal Rexnord Corp 6.3% 2/15/2030	457,000	471,088
		3,705,358
Professional Services - 0.2%
Booz Allen Hamilton Inc 3.875% 9/1/2028 (d)	5,913,000	5,755,186
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	2,555,000	2,474,917
Booz Allen Hamilton Inc 5.375% 1/30/2030	1,565,000	1,561,527
Equifax Inc 5% 8/15/2029	730,000	730,290
Leidos Inc 4.1% 3/15/2029	3,635,000	3,562,830
Mobility Global Inc 5.05% 6/15/2029 (d)	910,000	904,489
		14,989,239
Trading Companies & Distributors - 0.2%
Aircastle Ltd 6.5% 7/18/2028 (d)	1,160,000	1,190,232
Ferguson Enterprises Inc 4.8% 8/14/2029	3,470,000	3,459,016
GATX Corp 3.25% 9/15/2026	455,000	454,371
GATX Corp 3.85% 3/30/2027	1,189,000	1,183,681
GATX Corp 5.4% 3/15/2027	1,155,000	1,159,512
Sumisho Air Lease Corp 4.4% 3/24/2028 (d)	2,687,000	2,670,347
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	1,424,000	1,405,918
Sumisho Air Lease Corp 5.3% 2/1/2028	960,000	965,381
		12,488,458
TOTAL INDUSTRIALS		41,620,709
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,000,000	2,001,684
Dell International LLC / EMC Corp 4.9% 10/1/2026	1,750,000	1,750,324
Dell International LLC / EMC Corp 5.3% 10/1/2029	1,100,000	1,110,770
		4,862,778
IT Services - 0.1%
Accenture Capital Inc 4.75% 7/10/2029	480,000	479,344
Accenture Capital Inc 5% 7/10/2031	1,570,000	1,563,940
Accenture Capital Inc U.S. SOFR Averages Index + 0.7%, 4.3341% 7/10/2029 (b)(c)	1,160,000	1,161,889
Gartner Inc 4.5% 7/1/2028 (d)	7,002,000	6,889,779
		10,094,952
Semiconductors & Semiconductor Equipment - 0.1%
Foundry JV Holdco LLC 5.5% 1/25/2031 (d)	1,165,000	1,174,808
Marvell Technology Inc 4.875% 6/22/2028	2,975,000	2,979,865
		4,154,673
Software - 0.2%
Atlassian Corp 5.25% 5/15/2029	970,000	972,343
Oracle Corp 4.45% 9/26/2030	1,665,000	1,576,096
Oracle Corp 4.5% 5/6/2028	1,190,000	1,177,309
Oracle Corp 4.55% 2/4/2029	2,650,000	2,589,962
Salesforce Inc 4.5% 3/15/2028	1,955,000	1,951,349
Salesforce Inc 4.65% 3/15/2029	5,145,000	5,122,684
Synopsys Inc 4.65% 4/1/2028	5,225,000	5,216,522
Workday Inc 3.5% 4/1/2027	525,000	521,930
		19,128,195
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	980,000	978,142
TOTAL INFORMATION TECHNOLOGY		39,218,740
Materials - 0.4%
Chemicals - 0.2%
Cabot Corp 4.95% 8/15/2029	1,615,000	1,608,815
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (d)	2,600,000	2,594,007
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (d)	1,090,000	1,069,810
Ecolab Inc 4.6% 6/15/2029	3,030,000	3,019,392
International Flavors & Fragrances Inc 1.832% 10/15/2027 (d)	600,000	581,632
Mosaic Co/The 4.35% 1/15/2029	610,000	599,941
Mosaic Co/The 5.35% 8/17/2031	3,680,000	3,659,898
Sherwin-Williams Co/The 4.55% 3/1/2028	2,315,000	2,311,074
Vylor Inc 5.125% 8/15/2031 (d)	605,000	603,168
		16,047,737
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	3,745,000	3,743,360
Amrize Finance US LLC 4.95% 4/7/2030	1,140,000	1,137,197
CRH America Finance Inc 3.95% 4/4/2028 (d)	1,030,000	1,016,306
Martin Marietta Materials Inc 4.85% 8/15/2029	1,845,000	1,845,349
		7,742,212
Containers & Packaging - 0.0%
AptarGroup Inc 4.75% 3/30/2031	1,095,000	1,074,274
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.125% 3/1/2028	276,000	273,148
Freeport-McMoRan Inc 5.25% 9/1/2029	323,000	324,009
Steel Dynamics Inc 4% 12/15/2028	4,890,000	4,806,810
United States Steel Corp 5.2% 8/1/2031 (d)	1,230,000	1,215,773
		6,619,740
TOTAL MATERIALS		31,483,963
Real Estate - 0.4%
Diversified REITs - 0.1%
VICI Properties LP 4.75% 4/1/2028	2,400,000	2,393,011
VICI Properties LP 5.4% 10/15/2031	2,505,000	2,486,564
		4,879,575
Health Care REITs - 0.1%
DOC DR LLC 3.95% 1/15/2028	5,255,000	5,198,762
Healthcare Realty Holdings LP 3.625% 1/15/2028	859,000	843,904
Healthcare Realty Holdings LP 3.75% 7/1/2027	1,490,000	1,480,136
Ventas Realty LP 4% 3/1/2028	2,500,000	2,471,865
Ventas Realty LP 4.4% 1/15/2029	660,000	653,483
		10,648,150
Office REITs - 0.0%
Kilroy Realty LP 4.25% 8/15/2029	817,000	791,974
Real Estate Management & Development - 0.1%
CBRE Services Inc 4.8% 6/15/2030	1,185,000	1,171,666
Extra Space Storage LP 3.875% 12/15/2027	3,195,000	3,165,232
		4,336,898
Residential REITs - 0.0%
American Homes 4 Rent LP 4.25% 2/15/2028	2,995,000	2,969,362
Specialized REITs - 0.1%
American Tower Corp 1.5% 1/31/2028	2,700,000	2,580,891
American Tower Corp 3.55% 7/15/2027	980,000	971,681
American Tower Corp 5.5% 3/15/2028	500,000	505,604
Crown Castle Inc 2.9% 3/15/2027	1,115,000	1,105,537
Crown Castle Inc 3.65% 9/1/2027	380,000	376,709
Crown Castle Inc 3.8% 2/15/2028	455,000	448,077
Crown Castle Inc 4.3% 2/15/2029	335,000	329,457
Crown Castle Inc 4.8% 9/1/2028	835,000	834,000
Crown Castle Inc 5% 1/11/2028	600,000	601,730
Crown Castle Inc 5.6% 6/1/2029	515,000	522,625
CubeSmart LP 2.25% 12/15/2028	2,298,000	2,170,953
Equinix Inc 5% 8/15/2029	500,000	499,823
		10,947,087
TOTAL REAL ESTATE		34,573,046
Utilities - 0.8%
Electric Utilities - 0.6%
American Electric Power Co Inc 5.2% 1/15/2029	1,285,000	1,295,661
Appalachian Power Co 3.3% 6/1/2027	2,008,000	1,989,647
Chpe LLC 4.875% 6/30/2031 (d)	2,455,000	2,419,489
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (d)	908,000	906,891
DTE Electric Co 4.25% 5/14/2027	474,000	473,986
Duke Energy Corp 4.3% 3/15/2028	2,500,000	2,484,983
Emera US Finance LLC 4.5% 4/1/2029	3,258,000	3,217,068
Eversource Energy 5.45% 3/1/2028	3,171,000	3,200,770
Exelon Corp 5.15% 3/15/2029	940,000	946,818
FirstEnergy Corp 3.9% 7/15/2027 (f)	3,242,000	3,225,058
FirstEnergy Transmission LLC 2.866% 9/15/2028 (d)	168,000	161,486
Georgia Power Co 4.6% 6/15/2029	2,960,000	2,949,304
Jersey Central Power & Light Co 4.15% 1/15/2029	2,000,000	1,973,184
Monongahela Power Co 4.45% 8/15/2029 (d)	1,235,000	1,220,939
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	1,255,000	1,243,753
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	2,227,000	2,232,416
Niagara Mohawk Power Corp 4.647% 10/3/2030 (d)	1,800,000	1,767,472
Pacific Gas and Electric Co 3.3% 3/15/2027	266,000	264,088
PacifiCorp 4.65% 4/15/2029	1,620,000	1,608,121
Pinnacle West Capital Corp 4.65% 6/1/2029	3,000,000	2,981,012
Southern Co/The 5.113% 8/1/2027 (f)	2,030,000	2,039,841
Vistra Operations Co LLC 4.55% 10/30/2028 (d)	2,485,000	2,457,759
Vistra Operations Co LLC 5.05% 12/30/2026 (d)	1,368,000	1,370,734
		42,430,480
Gas Utilities - 0.0%
National Fuel Gas Co 4.75% 5/15/2029	2,045,000	2,028,183
Southern Co Gas Capital Corp 4.05% 9/15/2028	1,785,000	1,762,949
		3,791,132
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.2% 7/15/2029	138,000	138,029
AES Corp/The 5.45% 6/1/2028	2,500,000	2,518,719
Constellation Energy Generation LLC 4.625% 2/1/2029	2,460,000	2,433,990
Constellation Energy Generation LLC 5.6% 3/1/2028	809,000	819,110
		5,909,848
Multi-Utilities - 0.1%
Ameren Corp 1.95% 3/15/2027	803,000	792,532
DTE Energy Co 4.875% 6/1/2028	3,055,000	3,060,542
DTE Energy Co 4.95% 7/1/2027	600,000	601,811
DTE Energy Co 5.2% 4/1/2030	2,215,000	2,225,613
NiSource Inc 5.25% 3/30/2028	695,000	700,681
Public Service Enterprise Group Inc 4.9% 3/15/2030	3,600,000	3,590,822
		10,972,001
Water Utilities - 0.0%
American Water Capital Corp 4.625% 6/1/2029	1,450,000	1,442,418
TOTAL UTILITIES		64,545,879
TOTAL UNITED STATES		722,138,368
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,147,845,041)		1,142,488,942

Short-Term Funds - 19.0%
	Shares	Value ($)
Baird Ultra Short Bond Fund Institutional Class	5,081,744	51,376,428
JPMorgan Ultra-Short Income ETF	6,785,699	342,949,227
Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR	13,239,891	132,134,112
PIMCO Short-Term Fund Institutional Class	62,184,738	603,813,809
T. Rowe Price Ultra Short-Term Bond Fund	70,552,328	357,700,301
TOTAL SHORT-TERM FUNDS (Cost $1,481,694,515)		1,487,973,877

U.S. Government Agency - Mortgage Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Connecticut Avenue Securities Trust Series R03 Class 2M1, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 4/25/2046 (b)(c)(d)	1,560,544	1,562,744
Fannie Mae 5.5% 9/1/2053	70,914	71,035
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.523%, 5.935% 7/1/2035 (b)(c)	1,265	1,296
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.612%, 6.095% 12/1/2035 (b)(c)	3,083	3,172
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.03% 8/1/2037 (b)(c)	576	594
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 5/1/2038 (b)(c)	1,991	2,064
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.853%, 6.324% 8/1/2038 (b)(c)	3,677	3,824
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.907%, 6.032% 5/1/2038 (b)(c)	4,860	5,046
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 2.04%, 6.415% 12/1/2036 (b)(c)	769	801
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	189,514	149,927
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	189,060	148,859
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	698,007	574,136
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	295,932	282,074
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	3,679	3,600
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	176,200	151,789
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	104,576	90,197
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	76,472	75,437
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	1,305	1,301
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	3,386,993	3,011,392
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	390,615	352,669
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	51,420	46,424
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	8,734	8,383
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	15,149	13,516
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	125,515	117,122
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	51,530	47,698
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	15,317	14,178
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	682,515	627,705
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	721,119	662,759
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,515,376	1,392,736
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	26,169	24,877
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	353,500	339,371
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	5,287	5,039
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	48,051	45,748
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	747,831	703,802
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	241,128	234,304
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	97,404	95,148
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	3,263	3,105
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	31,429	29,986
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	1,525,467	1,476,276
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2056	729,476	704,813
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2033	113,745	113,460
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	608,239	589,576
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	329,974	319,850
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	7,479	7,453
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,124,759	1,088,138
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	869,702	856,333
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	7,547,479	7,292,215
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	2,109,759	2,048,980
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	3,703	3,685
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	92,468	92,173
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	13,959	13,918
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	5,210	5,195
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	52,525	52,377
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	50,491	50,182
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	39,504	39,388
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2045	28,407	28,234
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,544,141	3,458,653
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	645,212	630,052
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2035	134,909	136,444
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	861	871
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,374	1,390
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	13,190	13,340
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,489,319	1,490,015
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	882,292	876,087
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	12,519	12,662
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	1,257,941	1,257,742
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	3,138	3,174
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	667,912	668,433
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	5,782	5,849
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	3,987	4,033
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	11,879	12,014
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	134,230	134,166
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	11,816	11,951
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	22,697	22,946
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	29,574	29,904
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	26,802	27,120
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	21,492	21,737
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	9,029	9,136
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,233,819	1,233,238
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	2,976,793	2,963,300
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	1,481,257	1,470,839
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.373%, 5.374% 10/1/2033 (b)(c)	10,013	10,178
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2037	968	992
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2041	9,662	9,914
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	4,352	4,446
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2034	1,043	1,065
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	2,780	2,845
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2049	416,935	427,034
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	37,252	37,963
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	2,969	3,038
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	6,847	6,998
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	30,855	31,660
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,879	2,948
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2038	2,096	2,150
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	884,909	901,152
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	1,091	1,117
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	359,493	366,232
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	48,590	49,501
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	290,578	295,912
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	47,584	48,822
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	69,921	72,077
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	10,036	10,346
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	179,280	185,898
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	11,295	11,644
Freddie Mac Gold Pool 2.5% 1/1/2052	709,972	590,633
Freddie Mac Gold Pool 2.5% 4/1/2052	385,652	320,828
Freddie Mac Gold Pool 3% 11/1/2034	113,068	107,858
Freddie Mac Gold Pool 3% 6/1/2052	1,982,614	1,694,527
Freddie Mac Gold Pool 3.5% 12/1/2047	452,685	409,264
Freddie Mac Gold Pool 3.5% 2/1/2052	833,667	743,446
Freddie Mac Gold Pool 4% 12/1/2049	100,400	93,091
Freddie Mac Gold Pool 4.5% 2/1/2053	2,012,192	1,905,984
Freddie Mac Gold Pool 4.5% 5/1/2050	86,578	82,305
Freddie Mac Gold Pool 4.5% 9/1/2052	5,476,553	5,196,043
Freddie Mac Gold Pool 5% 12/1/2041	168,255	167,210
Freddie Mac Gold Pool 5% 2/1/2055	171,069	165,638
Freddie Mac Gold Pool 5% 6/1/2055	13,353	12,944
Freddie Mac Gold Pool 5.5% 10/1/2038	1,133	1,147
Freddie Mac Gold Pool 5.5% 10/1/2055	783,999	778,927
Freddie Mac Gold Pool 5.5% 11/1/2053	1,085,288	1,082,403
Freddie Mac Gold Pool 5.5% 11/1/2055	12,225,569	12,118,098
Freddie Mac Gold Pool 5.5% 11/1/2055	5,158,759	5,113,168
Freddie Mac Gold Pool 5.5% 4/1/2054	4,998,676	4,972,893
Freddie Mac Gold Pool 5.5% 4/1/2055	1,291,549	1,284,524
Freddie Mac Gold Pool 5.5% 7/1/2053	755,580	753,572
Freddie Mac Gold Pool 5.5% 7/1/2055	688,783	684,326
Freddie Mac Gold Pool 6% 10/1/2054	554,542	564,071
Freddie Mac Gold Pool 6% 10/1/2054	175,230	178,502
Freddie Mac Gold Pool 6% 12/1/2054	827,143	839,173
Freddie Mac Gold Pool 6% 2/1/2035	25,220	25,785
Freddie Mac Gold Pool 6% 2/1/2055	2,039,181	2,069,564
Freddie Mac Gold Pool 6% 5/1/2055	178,457	181,379
Freddie Mac Gold Pool 6% 6/1/2055	642,338	651,951
Freddie Mac Gold Pool 6% 8/1/2055	687,340	697,164
Freddie Mac Gold Pool 6% 9/1/2034	1,396	1,425
Freddie Mac Gold Pool 6% 9/1/2035	8,429	8,623
Freddie Mac Gold Pool 6% 9/1/2055	5,550,959	5,617,950
Freddie Mac Gold Pool 6.5% 9/1/2054	345,951	357,588
Freddie Mac Gold Pool 6.5% 9/1/2054	90,400	93,314
Freddie Mac Gold Pool 7% 3/1/2039	37,780	39,560
Freddie Mac Gold Pool 7.5% 6/1/2038	34,055	35,449
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.625%, 5.838% 6/1/2038 (b)(c)	3,921	4,034
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.726%, 6.101% 7/1/2035 (b)(c)	1,250	1,283
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 5.983% 2/1/2037 (b)(c)	1,385	1,429
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.733%, 6.108% 10/1/2036 (b)(c)	3,167	3,259
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.7707%, 6.096% 5/1/2038 (b)(c)	3,788	3,912
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.775%, 5.985% 5/1/2037 (b)(c)	1,146	1,181
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.911%, 6.219% 12/1/2036 (b)(c)	2,067	2,141
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.183% 2/1/2037 (b)(c)	729	754
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.033%, 6.399% 11/1/2036 (b)(c)	2,099	2,179
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0688%, 6.318% 2/1/2037 (b)(c)	990	1,026
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.083%, 6.207% 2/1/2038 (b)(c)	8,717	9,051
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.347%, 6.111% 11/1/2034 (b)(c)	3,486	3,597
Freddie Mac Non Gold Pool 6% 5/1/2055	593,542	602,592
Freddie Mac Non Gold Pool 6% 6/1/2055	9,922,887	10,049,122
Freddie Mac Non Gold Pool 6.5% 6/1/2055	895,464	925,864
Freddie Mac STACR REMIC Trust Series DNA3 Class M1, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 9/25/2045 (b)(c)(d)	396,259	396,258
Freddie Mac STACR REMIC Trust Series DNA5 Class M1B, U.S. 30-Day Avg. SOFR Index + 4.5%, 8.1432% 6/25/2042 (b)(c)(d)	2,815,000	2,894,558
Freddie Mac STACR REMIC Trust Series HQA1 Class A1, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 5/25/2046 (b)(c)(d)	763,250	764,223
Ginnie Mae I Pool 3.5% 7/20/2052	619,940	553,116
Ginnie Mae I Pool 3.5% 8/20/2044	124,001	114,089
Ginnie Mae I Pool 4% 10/20/2052	727,411	669,854
Ginnie Mae I Pool 4% 3/20/2048	42,077	38,843
Ginnie Mae I Pool 4% 4/20/2050	37,717	34,617
Ginnie Mae I Pool 4% 4/20/2050	26,778	24,561
Ginnie Mae I Pool 4% 4/20/2050	20,428	18,749
Ginnie Mae I Pool 4% 4/20/2050	17,175	15,753
Ginnie Mae I Pool 6% 7/15/2036	63,569	65,164
Ginnie Mae II Pool 3% 9/20/2047	721,148	635,914
Ginnie Mae II Pool 3.5% 1/20/2047	55,784	50,503
Ginnie Mae II Pool 3.5% 10/20/2046	875	792
Ginnie Mae II Pool 3.5% 11/20/2046	52,137	47,201
Ginnie Mae II Pool 3.5% 11/20/2050	664,884	597,579
Ginnie Mae II Pool 3.5% 2/20/2052	775,949	694,976
Ginnie Mae II Pool 4% 4/20/2050	38,115	34,983
Ginnie Mae II Pool 4% 4/20/2050	17,984	16,507
Ginnie Mae II Pool 4% 4/20/2050	12,358	11,342
Ginnie Mae II Pool 4% 4/20/2050	10,105	9,268
Ginnie Mae II Pool 4% 4/20/2050	4,323	3,965
Ginnie Mae II Pool 4% 8/20/2050	22,426	20,723
Ginnie Mae II Pool 4.5% 7/20/2041	178,985	174,308
Ginnie Mae II Pool 4.5% 9/20/2040	37,238	36,299
Ginnie Mae II Pool 5% 1/20/2036	3,602	3,597
Ginnie Mae II Pool 5% 1/20/2048	38,378	38,084
Ginnie Mae II Pool 5% 11/20/2039	107,549	107,265
Ginnie Mae II Pool 5% 12/20/2034	6,732	6,724
Ginnie Mae II Pool 5% 12/20/2035	4,544	4,538
Ginnie Mae II Pool 5% 2/20/2040	7,498	7,478
Ginnie Mae II Pool 5% 2/20/2048	145,203	144,227
Ginnie Mae II Pool 5% 3/20/2041	4,172	4,159
Ginnie Mae II Pool 5% 5/20/2036	4,704	4,697
Ginnie Mae II Pool 5% 5/20/2048	13,631	13,522
Ginnie Mae II Pool 5.5% 2/20/2049	58,292	59,495
Uniform Mortgage Backed Securities 3% 9/1/2056 (e)	1,655,000	1,411,275
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (e)	2,385,000	2,116,222
Uniform Mortgage Backed Securities 4% 9/1/2056 (e)	1,545,000	1,410,476
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (e)	6,960,000	7,173,151
TOTAL UNITED STATES		124,345,938
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $126,874,151)		124,345,938

Commercial Paper - 0.5%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Bacardi-Martini BV yankee 0% 9/29/2026	4.48	1,720,000	1,714,172
HCA Inc 0% 10/5/2026	4.22	2,075,000	2,066,450
International Flavors & Fragrances Inc 0% 10/19/2026	4.18	5,060,000	5,032,979
Keurig Dr Pepper Inc 0% 9/28/2026	4.21	4,855,000	4,839,163
Keurig Dr Pepper Inc 0% 9/29/2026	4.27	5,225,000	5,207,335
Stellantis Financial Services US Corp 0% 10/8/2026	4.44	4,910,000	4,887,300
Stellantis Financial Services US Corp 0% 9/23/2026	4.34	4,420,000	4,407,700
Stellantis Financial Services US Corp 0% 9/3/2026	4.50	1,665,000	1,664,408
Videotron Ltd yankee 0% 9/10/2026	4.33	1,990,000	1,987,628
Videotron Ltd yankee 0% 9/24/2026	4.30	2,990,000	2,981,357
Videotron Ltd yankee 0% 9/28/2026	4.25	1,180,000	1,176,029
TOTAL COMMERCIAL PAPER (Cost $35,966,944)			35,964,521

U.S. Treasury Obligations - 14.6%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 11/15/2028	3.53	85,486,000	83,936,566
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.60	109,614,200	107,546,088
US Treasury Notes 3.5% 3/15/2029	3.82	22,166,100	21,701,997
US Treasury Notes 3.75% 4/30/2028 (k)	3.98 to 4.11	105,930,000	104,953,458
US Treasury Notes 3.875% 5/15/2029 (k)	4.05 to 4.32	112,316,700	110,842,543
US Treasury Notes 3.875% 6/15/2028	3.37	69,946,500	69,389,114
US Treasury Notes 4% 5/31/2028 (k)	4.16 to 4.20	191,753,700	190,682,575
US Treasury Notes 4.125% 6/30/2028 (k)	4.11 to 4.15	200,820,000	200,066,926
US Treasury Notes 4.125% 7/15/2029	4.24	23,939,200	23,757,786
US Treasury Notes 4.125% 8/31/2028	4.34	68,635,000	68,353,489
US Treasury Notes 4.25% 7/31/2028	4.17 to 4.29	102,080,000	101,900,563
US Treasury Notes 4.25% 8/15/2029	4.40	63,532,600	63,264,572
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,154,243,562)			1,146,395,677

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	3.69	7,475,672	7,477,167
Fidelity Investments Money Market Government Portfolio - Institutional Class (m)(n)	3.60	359,671,422	359,671,422
Fidelity Securities Lending Cash Central Fund (l)(o)	3.72	33,908,384	33,911,775
State Street Institutional U.S. Government Money Market Fund Premier Class (n)	3.62	123,313,690	123,313,690
TOTAL MONEY MARKET FUNDS (Cost $524,373,950)			524,374,054

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $7,997,388,860)	7,963,970,240
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(124,576,933)
NET ASSETS - 100.0%	7,839,393,307

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	3,140	12/2026	644,583,125	(1,827,130)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(269)	12/2026	(28,988,953)	117,308
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(214)	12/2026	(23,433,000)	87,784
CBOT 5Y US Treasury Notes Contracts (United States)	(849)	12/2026	(89,788,383)	278,018
CBOT US Treasury Ultra Bond Contracts (United States)	(103)	12/2026	(11,349,313)	123,667
TOTAL SHORT				606,777
TOTAL FUTURES CONTRACTS				(1,220,353)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5Y CDX NA IG Series 46 Index	NR	6/2031	ICE	0.01%	Quarterly	29,732,000	43,877	0	43,877

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,016,054,375 or 13.0% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,836,756 or 0.4% of net assets.

(h)	Level 3 security.
(i)	Security or a portion of the security is on loan at period end.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,443,244.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Affiliated fund.
(n)	The rate quoted is the annualized seven-day yield of the fund at period end.
(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $0.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	4,904,897	102,372,420	99,800,161	92,774	(93)	104	7,477,167	7,475,672
Fidelity Investments Money Market Government Portfolio - Institutional Class	81,603,245	897,438,710	619,370,533	1,904,220	-	-	359,671,422	359,671,422
Fidelity Securities Lending Cash Central Fund	11,003,200	229,674,789	206,766,214	18,978	-	-	33,911,775	33,908,384
	97,511,342	1,229,485,919	925,936,908	2,015,972	(93)	104	401,060,364

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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